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                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-17217




                              EQ ADVISORS TRUST(SM)


                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2003


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the EQ Advisors Trust ("Trust") dated May 1, 2003, which may be obtained without charge by calling Equitable toll-free at 1-866-231-8585 or writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.



                               TABLE OF CONTENTS

                                                           PAGE
                                                          -----
     Trust History ......................................   2
     Description of the Trust ...........................   2
     Trust Policies .....................................   3
     Investment Strategies and Risks ....................   9
     Management of the Trust ............................  39
     Investment Management and Other Services ...........  43
     Brokerage Allocation and Other Strategies ..........  63
     Purchase and Pricing of Shares .....................  71
     Taxation ...........................................  73
     Portfolio Performance ..............................  76
     Code of Ethics .....................................  78
     Other Information ..................................  78
     Other Services .....................................  79
     Financial Statements ...............................  79













MASTER
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TRUST HISTORY

EQ Advisors Trust is an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust was organized as a Delaware business trust on October 31, 1996 under the name "787 Trust." The Trust changed its name to "EQ Advisors Trust" effective November 25, 1996.


DESCRIPTION OF THE TRUST

The Equitable Life Assurance Society of the United States ("Equitable"), through its AXA Funds Management Group unit (the "Manager"), currently serves as the investment manager for the Trust.

The Trust currently offers two classes of shares on behalf of the following
Portfolios: the EQ/Alliance Common Stock Portfolio, EQ/Alliance Growth and Income Portfolio, EQ/Alliance Intermediate Government Securities Portfolio, EQ/Alliance International Portfolio, EQ/Equity 500 Index Portfolio, EQ/Money Market Portfolio, EQ/Alliance Quality Bond Portfolio and EQ/Alliance Small Cap Growth Portfolio (collectively, the "Alliance Portfolios"), EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, EQ/International Equity Index Portfolio, EQ/High Yield Portfolio, EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Voyager Portfolio, EQ/MFS Emerging Growth Companies Portfolio, EQ/MFS Investors Trust Portfolio, EQ/Emerging Markets Equity Portfolio, EQ/FI Small/Mid Cap Value Portfolio, EQ/Mercury Basic Value Equity Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Small Company Index Portfolio, EQ/Evergreen Omega Portfolio, EQ/Alliance Premier Growth Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Alliance Technology Portfolio, EQ/Janus Large Cap Growth Portfolio, EQ/FI Mid Cap Portfolio, and EQ/Marsico Focus Portfolio (collectively, together with the Alliance Portfolios, the "Portfolios"). Class IA shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered at net asset value and are subject to distribution fees imposed under a distribution plan ("Class IB Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act.

Both classes of shares are offered under the Trust's multi-class distribution system, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses"; (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 under the 1940 Act are currently limited to payments made to the Distributors for the Class IB shares pursuant to the Class IB Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Trust's shares are currently sold only to: (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the "Contracts") issued by Equitable, as well as insurance company separate accounts of: Integrity Life Insurance Company, National Integrity Life Insurance Company, American General Life Insurance Company, The Prudential Insurance Company of America, and Transamerica Occidental Life Insurance Company, each of which is unaffiliated with Equitable; and (ii) The Equitable Investment Plan for Employees, Managers and Agents ("Equitable Plan"). Shares also may be sold to other tax-qualified retirement plans.

The Trust does not currently foresee any disadvantage to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with one another or the Equitable


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Plan or other tax-qualified retirement plans. However, it is theoretically possible that the interests of owners of various contracts participating in the Trust through separate accounts or of Equitable Plan or other retirement plan participants might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts or the Equitable Plan or other retirement plan might withdraw their investments in the Trust, which might force the Trust to sell portfolio securities at disadvantageous prices. The Trust's Board of Trustees will monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.

LEGAL CONSIDERATIONS

Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16(c) of the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at any meeting.

Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. The Amended and Restated Declaration of Trust of the Trust requires the affirmative vote of a majority of the outstanding shares of the Trust to elect Trustees for the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange or similar rights.


TRUST POLICIES

FUNDAMENTAL RESTRICTIONS

Each Portfolio has also adopted certain investment restrictions that are fundamental and may not be changed without approval by a "majority" vote of each Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio. Set forth below are each of the fundamental restrictions adopted by each of the Portfolios. Fundamental policies (5) and (6) below shall not apply to the EQ/Emerging Markets Equity Portfolio, the EQ/Lazard Small Cap Value Portfolio and the EQ/Marsico Focus Portfolio. Certain non-fundamental operating policies are also described in this section because of their direct relevance to the fundamental restrictions adopted by the Portfolios.

Each Portfolio, except as described directly above, may not as a matter of fundamental policy:

(1)  Borrow money, except that:

     a. each Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes (except the EQ/Bernstein Diversified Value Portfolio, which may also borrow for leveraging purposes) and (ii) engage in reverse repurchase agreements, make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolios' respective investment objective and program, provided that the combination of (i) and (ii) shall not exceed 331/3% of the value of the Portfolios' respective total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law (except that the EQ/Mercury Basic Value Equity Portfolio may purchase securities on margin to the extent permitted by applicable law). Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Each Portfolio may borrow from banks or other persons to the extent permitted by applicable law. In addition, the EQ/


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          Bernstein Diversified Value Portfolio may borrow for leveraging purposes (in order to increase its investment in portfolio securities) to the extent that the amount so borrowed does not exceed 331/3% of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings);

     b. as a matter of non-fundamental operating policy, no Portfolio, except the EQ/Bernstein Diversified Value Portfolio, the EQ/FI Small/Mid Cap Value Portfolio, and the EQ/FI Mid Cap Portfolio will purchase additional securities when money borrowed exceeds 5% of its total assets;

     c. the EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/Putnam Voyager Portfolio and EQ/Bernstein Diversified Value Portfolio each, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 10% of the applicable Portfolio's net assets (taken at lower of cost or current value), not including the amount borrowed, at the time the borrowing is made. Each Portfolio will repay borrowings made for the purposes specified above before any additional investments are purchased;

     d. the EQ/Mercury Basic Value Equity Portfolio, as a matter of non-fundamental operating policy, may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes;

     e. the EQ/Lazard Small Cap Value Portfolio, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 15% of the Portfolio's net assets, not including the amount borrowed, at the time the borrowing is made. The EQ/Lazard Small Cap Value Portfolio will repay borrowings before any additional investments are purchased;

     f. the EQ/J.P. Morgan Core Bond Portfolio, as a matter of non-fundamental operating policy, may borrow only from banks for extraordinary or emergency purposes, provided such amount shall not exceed 30% of the Portfolio's total assets, not including the amount borrowed, at the time the borrowing is made;

     g. EQ/Evergreen Omega Portfolio as a matter of non-fundamental operating policy, may, in addition to the amount specified above, also borrow up to an additional 5% of its total assets from banks or other lenders;

     h. the EQ/MFS Investors Trust Portfolio, as a matter of non-fundamental operating policy, may borrow up to 10% of its total assets (taken at cost), or its net assets (taken at market value), whichever is less, but only as a temporary measure for extraordinary or emergency purposes;

     i. the EQ/Alliance Premier Growth Portfolio, EQ/Capital Guardian Research Portfolio, EQ/ Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio and EQ/Alliance Technology Portfolio as a matter of non-fundamental operating policy, may only borrow for temporary or emergency purposes, provided such amount does not exceed 5% of the Portfolio's total assets at the time the borrowing is made;

     j. the Alliance Portfolios, EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio and EQ/High Yield Portfolio, as a matter of non-fundamental operating policy, may borrow money only from banks: (i) for temporary purposes; (ii) to pledge assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes); (iii) to make margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies; or (iv) with respect to EQ/Alliance Quality Bond Portfolio, in connection with transactions in interest rate swaps, caps and floors;


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     k.   the EQ/Janus Large Cap Growth Portfolio, as a matter of
          non-fundamental operating policy, may only borrow for temporary or emergency purposes, provided such amount does not exceed 25% of the Portfolio's total assets at the time the borrowing is made. If borrowings come to exceed this amount by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation; and

     l. as a matter of non-fundamental operating policy, any borrowings that come to exceed 33 1/3% of the value of the EQ/FI Mid Cap Portfolio's or the EQ/FI Small/Mid Cap Value Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation. As a matter of non-fundamental operating policy, the EQ/FI Mid Cap Portfolio and EQ/FI Small/Mid Cap Portfolio may borrow money only (a) from a bank; or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental investment limitation);

(2) Purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and
     (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities;

(3) Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry. This restriction does not apply to investments by the EQ/Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. In addition, the United States, state or local governments, or related agencies or instrumentalities are not considered an industry. As a matter of operating policy, this restriction shall not apply to investments in securities of other investment companies. Industries are determined by reference to the classifications of industries set forth in each Portfolio's semi-annual and annual reports;

(4)  Make loans, except that:

     a. This restriction shall not apply to the EQ/High Yield Portfolio and EQ/Alliance Intermediate Government Securities Portfolio and each may make secured loans, including lending cash or portfolio securities with limitation;

     b. each other Portfolio may: (i) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of the Portfolio's total assets (50% in the case of each of the other Alliance Portfolios); (ii) purchase money market securities and enter into repurchase agreements; and
          (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt securities. Each Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months. For purposes of this restriction, each Portfolio will treat purchases of loan participations and other direct indebtedness, including investments in mortgages, as not subject to this limitation;

     c. the EQ/Putnam Growth & Income Value Portfolio and EQ/Putnam International Equity Portfolio, as a matter of non-fundamental operating policy, may purchase debt obligations consistent with the respective investment objectives and policies of each of those
          Portfolios: (i) by entering into repurchase agreements with respect to not more than 25% of the Portfolios' respective total assets (taken at current value) or (ii) through the lending of the Portfolios' portfolio securities with respect to not more than 25% of the Portfolios' respective total assets (taken at current value);

     d. the EQ/MFS Emerging Growth Companies Portfolio, EQ International Equity Index Portfolio and EQ/Small Company Index Portfolio as a matter of non-fundamental operating policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of such Portfolio's total assets (taken at market value);


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     e.   the EQ/Mercury Basic Value Equity Portfolio, as a matter of non-fundamental operating policy, may lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 20% of such Portfolio's total assets (taken at market value);

     f. the EQ/Bernstein Diversified Value Portfolio and the EQ/Lazard Small Cap Value Portfolio, as a matter of non-fundamental operating policy, may each lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 10% of such Portfolio's total assets (taken at market value);

     g. EQ/MFS Investors Trust Portfolio, as a matter of non-fundamental operating policy, may lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 25% of its net assets (taken at market value);

     h. the EQ/Alliance Premier Growth Portfolio and EQ/Alliance Technology Portfolio, as a matter of non-fundamental operating policy, each may not make loans of its assets, which will not be considered as including the purchase of publicly-distributed debt obligations in accordance with its investment objectives, except that each Portfolio may lend its portfolio securities to the extent permitted in (4)(b) above;

     i. the EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio and EQ/Capital Guardian International Portfolio, as a matter of non-fundamental operating policy, will not make loans but each may lend its portfolio securities to the extent permitted in
          (4)(b) above;


     j. the Alliance Portfolios, EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, and EQ/High Yield Portfolio as a matter of non-fundamental operating policy, will also treat this restriction as not preventing any such Portfolio from purchasing debt obligations as consistent with its investment policies, government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates and loans made under insurance policies;

     k. the EQ/Janus Large Cap Growth Portfolio and the EQ/Marsico Focus Portfolio, as a matter of non-fundamental operating policy, may each lend its portfolio securities or make other loans provided that no such loan may be made if, as a result, the aggregate amount of such loans would exceed 25% of the Portfolio's total assets (taken at market value); and

     l. the EQ/FI Mid Cap Portfolio and the EQ/FI Small/Mid Cap Value Portfolio, as a matter of non-fundamental operating policy, do not currently intend to lend assets other than securities to other parties, except by acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)


(5) Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except


                                       6
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     (i) securities issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies.*

     a. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities; and

     b. the EQ/Money Market Portfolio, as a matter of non-fundamental operating policy, will not invest more than 5% of its total assets in securities of any one issuer, other than U.S. Government securities, except that it may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 of the 1940 Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the EQ/Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the 1940 Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities;

(6) Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and (ii) securities of other investment companies;*

(7)  Purchase or sell real estate, except that:

     a. each Portfolio, except the EQ/J.P. Morgan Core Bond Portfolio, may purchase securities of issuers which deal in real estate, securities which are directly or indirectly secured by interests in real estate, and securities which represent interests in real estate, and each Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein; and

     b. the EQ/J.P. Morgan Core Bond Portfolio may (i) invest in securities of issuers that invest in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein
          (iii) make direct investments in mortgages, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities including mortgages;

(8)  Issue senior securities except in compliance with the 1940 Act; or

(9) Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.


NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions generally apply to each Portfolio, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

Each Portfolio may not:

(1) Purchase a futures contract or an option thereon except in compliance with Commodity Exchange Act Rule 4.5. As a matter of operating policy, the EQ/Money Market Portfolio, the EQ/Bernstein Diversified Value Portfolio, the EQ/Lazard Small Cap Value Portfolio, the EQ/Capital Guardian Research Portfolio, the EQ/Capital Guardian U.S. Equity Portfolio, the EQ/Capital Guardian

----------
* The EQ/Emerging Markets Equity, EQ/Lazard Small Cap Value and EQ/Marsico Focus Portfolios are classified as non-diversified investment companies under the 1940 Act and therefore, these restrictions are not applicable to these Portfolios.


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     International Portfolio, and the EQ/Janus Large Cap Growth Portfolio may
     not invest in commodities or commodity contracts including futures contracts. As a matter of operating policy, each Alliance Portfolio (other than EQ/Money Market Portfolio), the EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, EQ/High Yield Portfolio, EQ/Alliance Premier Growth Portfolio, EQ/ Alliance Technology Portfolio, EQ/FI Mid Cap Portfolio and EQ/FI Small/Mid Cap Value Portfolio may purchase and sell exchange-traded index options and stock index futures contracts; the EQ/Small Company Index Portfolio and EQ/International Equity Index Portfolio may not at any time commit more than 20% of their assets to options and futures contracts. EQ/Marsico Focus Portfolio may purchase and sell futures contracts and options on futures. The EQ/MFS Emerging Growth Companies Portfolio and EQ/Emerging Markets Equity Portfolio will not enter into a futures contract if the obligations underlying all such futures contracts would exceed 50% of the value of each such Portfolio's total assets.

(2) Except for the EQ/FI Mid Cap Portfolio and the EQ/FI Small/Mid Cap Value Portfolio, purchase: (a) illiquid securities, (b) securities restricted as to resale (excluding securities determined by the Board of Trustees to be readily marketable), and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of each Portfolio's net assets (10% for the EQ/Money Market Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/Lazard Small Cap Value Portfolio, and the EQ/Alliance Technology Portfolio) would be invested in such securities. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid under procedures adopted by the Trust's Board are not subject to the limitations set forth in this investment restriction. The EQ/FI Mid Cap Portfolio and the EQ/FI Small/Mid Cap Value Portfolio do not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be resold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(3) Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

(4) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except in compliance with the 1940 Act. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

(5) Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that the EQ/MFS Emerging Growth Companies Portfolio, EQ/FI Small/Mid Cap Value Portfolio, EQ/Mercury Basic Value Equity Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Evergreen Omega Portfolio, EQ/Alliance Premier Growth Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio, EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, and EQ/Marsico Focus Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

(6) Invest in puts, calls, straddles, spreads, swaps or any combination thereof, except to the extent permitted by the Portfolio's Prospectus and Statement of Additional Information, as may be amended from time to time; or

(7) Except for the EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, and EQ/Marsico Focus Portfolio, effect short sales of securities unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short. Permissible futures contracts, options, or currency transactions will not be deemed to constitute selling securities short. With respect to the EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, and EQ/Marsico Focus Portfolio, these Portfolios do not currently intend to sell securities short, unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. As a matter of operating policy, the EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio and EQ/Alliance Technology Portfolio will not effect short sales of securities or property.

For purposes of normally investing at least 80% of EQ/FI Mid Cap Portfolio's assets in securities of companies of medium market capitalizations and normally investing at least 80% of EQ/FI Small/Mid Cap Value Portfolio's assets in securities of companies of small and medium market capitalizations, the Portfolios intend to measure the capitalization range of the S&P MidCap 400 and the Russell MidCap and the S&P Small Cap 600 and the Russell 2000 Index no less frequently than once a month.

The EQ/Aggressive Stock Portfolio, EQ/Alliance Common Stock Portfolio, EQ/High Yield Portfolio, EQ/Alliance Intermediate Government Securities Portfolio, EQ/Alliance Small Cap Growth Portfolio, EQ/Alliance Quality Bond Portfolio, EQ/Alliance Technology Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Emerging Markets Equity Portfolio, EQ/Equity 500 Index Portfolio, EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, EQ/International Equity Index Portfolio, EQ/Janus Large Cap Growth Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/Mercury Basic Value Equity Portfolio, EQ/Putnam International Equity Portfolio, and the EQ/Small Company Index Portfolio each has a policy that it will invest 80% of its net assets in a particular type of investment suggested by its name. These policies may not be changed without giving sixty (60) days' written notice to the shareholders of the affected Portfolio.


INVESTMENT STRATEGIES AND RISKS

In addition to the Portfolios' principal investment strategies discussed in the Prospectus, each Portfolio may engage in other types of investment strategies as further described below and as indicated in Appendix A. Each Portfolio may invest in or utilize any of these investment strategies and instruments or engage in any of these practices except where otherwise prohibited by law or the Portfolio's own investment restrictions.

ASSET-BACKED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in asset-backed securities. Asset-backed securities, issued by trusts and special purpose corporations, are collateralized by a pool of assets, such as credit card or automobile loans, home equity loans or computer leases, and represent the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In the case of automobile loans, most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

BRADY BONDS. As indicated in Appendix A, certain of the Portfolios may invest in Brady Bonds. Brady Bonds are fixed income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over the counter secondary market. Each Portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the Advisers to that Portfolio.

CONVERTIBLE SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate, which enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Neither event will require sale of such securities, although each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DEPOSITARY RECEIPTS. As indicated in Appendix A, certain of the Portfolios may invest in depositary receipts. Depositary receipts exist for many foreign securities and are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated depositary receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Although there may be more reliable information available regarding issuers of certain ADRs that are issued under so-called "sponsored" programs and ADRs do not involve foreign currency risks, ADRs and other depositary receipts are subject to the risks of other investments in foreign securities, as described below.

Depositary receipts may be "sponsored" or "unsponsored." Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a Portfolio's investment policies, the Portfolio's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

DERIVATIVES. Each Portfolio (except the EQ/Money Market Portfolio) may invest in one or more types of derivatives. Derivatives are financial products or instruments that derive their value from the value of one or more underlying assets, reference rates or indices. Derivatives include, but are not limited to, the following: asset-backed securities, floaters and inverse floaters, hybrid instruments, mortgage-backed securities, options and future transactions, stripped mortgage-backed securities, structured notes and swaps. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues; notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

FLOATERS AND INVERSE FLOATERS. As indicated in Appendix A, certain of the Portfolios may invest in floaters and inverse floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."

In addition, the EQ/Emerging Markets Equity Portfolio may invest in inverse floating rate obligations which are fixed income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate ("LIBOR"). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations ("CMOs") exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

FOREIGN CURRENCY. As indicated in Appendix A, certain of the Portfolios may purchase securities denominated in foreign currencies, including the purchase of foreign currency on a spot (or cash) basis. A change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Portfolio's assets and income. In addition, although a portion of a Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

Currency exchange rates may be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, by currency controls or political developments in the United States or abroad. These and other currencies in which a Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio. Certain Portfolios may also invest in the following types of foreign currency transactions:

FORWARD FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may engage in forward foreign currency exchange transactions. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Portfolio's use of such contracts will include, but not be limited to, the following situations.

First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a Portfolio's Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's portfolio securities denominated in or exposed to such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies, multinational currency units, or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in or exposed to such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the Advisers to the Portfolios believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of the Portfolios will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by

"rolling" that contract forward) or may initiate a new forward contract. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although each Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES. As indicated in Appendix A, certain of the Portfolios may also purchase and sell foreign currency futures contracts and may purchase and write exchange-traded call and put options on foreign currency futures contracts and on foreign currencies. Those Portfolios may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currency or on foreign currency futures contracts only if they are "covered," except as described below. A put on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates, either on its records or with the Portfolio's custodian, cash or other liquid securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio segregates, either on its records or with the Portfolio's custodian, cash or other liquid securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. EQ/Marsico Focus Portfolio may also write uncovered call options on foreign currencies for cross-hedging purposes. The Portfolio will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option.

Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may engage in over the counter options on foreign currency transactions. Each Alliance Portfolio (other than EQ/Money Market Portfolio), EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, EQ/High Yield Portfolio and EQ/Marsico Focus Portfolio will engage in over the counter options on foreign currency transactions only with financial institutions that have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The

EQ/MFS Emerging Growth Companies Portfolio may only enter into forward contracts on currencies in the over the counter market. The Advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over the counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter.

Hedging transactions involve costs and may result in losses. As indicated in Appendix A, certain of the Portfolios may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over the counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the Adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

FOREIGN SECURITIES. As indicated in Appendix A, certain of the Portfolios may also invest in other types of foreign securities or engage in certain types of transactions related to foreign securities, such as Brady Bonds, Depositary Receipts, Eurodollar and Yankee Dollar Obligations and Foreign Currency Transactions, including forward foreign currency transactions, foreign currency options and foreign currency futures contracts and options on futures. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section.

Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

Moreover, investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. See "Emerging Markets Securities" below for additional risks.

Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

In less liquid and well developed stock markets, such as those in some Eastern European, Southeast Asian, and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices. Additionally, investments in emerging market regions or the following geographic regions are subject to more specific risks, as discussed below:

EMERGING MARKET SECURITIES. Investments in emerging market country securities involve special risks. The economies, markets and political structures of a number of the emerging market countries in which the Portfolios can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Similarly, many of these countries, particularly in Southeast Asia, Latin America, and Eastern Europe, are grappling with severe inflation or recession, high levels of national debt, currency exchange problems and government instability. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.

Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud.

EASTERN EUROPEAN AND RUSSIAN SECURITIES. The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 50 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a Portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record shares and companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. For example, although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a Portfolio if the company deems a purchaser unsuitable, which may expose a Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a Portfolio's investments in Russian securities. Among these procedures is a requirement that a Portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a Portfolio's custodian containing certain protective conditions, including, among other things, the custodian's right to conduct regular share confirmations on behalf of a Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

LATIN AMERICA

Inflation. Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability. The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency. Certain Latin American countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies.

Sovereign Debt. A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

PACIFIC BASIN REGION. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the U.S. and European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making;
(ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection.

The economies of most of the Asian countries are heavily dependent on international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the U.S., Japan, China and the European Community. The enactment by the U.S. or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asian countries.

The securities markets in Asia are substantially smaller, less liquid and more volatile than the major securities markets in the U.S. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Portfolio. Similarly, volume and liquidity in the bond markets in Asia are less than in the U.S. and, at times, price volatility can be greater than in the U.S. A limited number of issuers in Asian securities markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in Asia may also affect a Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, the Asian securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

Many stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. With respect to investments in the currencies of Asian countries, changes in the value of those currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Portfolio's assets denominated in those currencies.

FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Portfolio is required to designate the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments or to enter into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date by entering into a matching sales transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the policies of the SEC, purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

HYBRID INSTRUMENTS. As indicated in Appendix A, certain of the Portfolios may invest in hybrid instruments (a type of potentially high-risk derivative). Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. Generally, a hybrid instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Although the risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the hybrid instrument, the creditworthiness of the counter party or issuer of the hybrid instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.

ILLIQUID SECURITIES OR NON-PUBLICLY TRADED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in illiquid securities or non-publicly traded securities. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A and that have been determined to be liquid by the Board or its delegates will be monitored by each Portfolio's Adviser on an ongoing basis, subject to the oversight of the Manager. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio's having more than 10% or 15% of its assets invested in illiquid or not readily marketable securities.

Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board of Trustees and its delegates may consider, among other things, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

INVESTMENT COMPANY SECURITIES. Investment company securities are securities of other open-end or closed-end investment companies. Except for so-called fund-of-funds, the 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act further prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

     PASSIVE FOREIGN INVESTMENT COMPANIES. As indicated in Appendix A, certain of the Portfolios may purchase the securities of certain foreign investment corporations called passive foreign investment companies ("PFICs"). Such entities have been the only or primary way to invest in certain countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Like other foreign securities, interests in PFICs also involve the risk of foreign securities, as described above.

EXCHANGE TRADED FUNDS (ETFS). These are a type of investment company bought and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

INVESTMENT GRADE AND LOWER QUALITY FIXED INCOME SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in or hold investment grade securities, but not lower quality fixed income securities. Investment grade securities are securities rated Baa or higher by Moody's Investors Service Inc. ("Moody's") or BBB or higher by Standard & Poor's Rating Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or comparable quality unrated securities. Investment grade securities rated BBB or below by Moody's or Standard & Poor's while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities.

Lower quality fixed income securities are securities that are rated in the lower categories by nationally recognized statistical rating organizations ("NRSRO") (i.e., Ba or lower by Moody's and BB or lower by Standard & Poor's) or comparable quality unrated securities. Such lower quality securities are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. (Each NRSRO's descriptions of these bond ratings are set forth in the Appendix to this Statement of Additional Information.) Because investment in lower quality securities involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on the Adviser's analysis than would be the case if that Portfolio were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for an Adviser to value accurately certain portfolio securities.

It is the policy of each Portfolio's Adviser(s) to not rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (i) the high yield bond market; (ii) the value of high yield securities; and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Trust's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.

CREDIT RATINGS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds, including municipal bonds, and certain other securities. A description of the ratings assigned to commercial paper and corporate bonds by Moody's and S&P is included in Appendix B to this Statement of Additional Information ("SAI"). The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by a portfolio, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the portfolio. The Portfolios may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

In addition to ratings assigned to individual bond issues, the applicable Adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

LOAN PARTICIPATIONS AND OTHER DIRECT INDEBTEDNESS. As indicated in Appendix A, certain of the Portfolios may invest a portion of their assets in loan participations and other direct indebtedness. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. In purchasing a loan participation, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Certain of the loans and other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when a Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or assets in an amount sufficient to meet such commitments.

Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a "novation" (i.e., a new loan) pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which a Portfolio would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

A Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Portfolio will purchase, the Adviser will rely upon its own credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to a Portfolio amounts payable with respect to the loan and to enforce a Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Portfolio from receiving such amounts. In such cases, a Portfolio will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of a Portfolio's portfolio investments.

Investments in such loans and other direct indebtedness may involve additional risks to a Portfolio. For example, if a loan or other direct indebtedness is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio relies on the Adviser's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a Portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, a Portfolio will include them in the investment limitations described above.

MORTGAGE-BACKED OR MORTGAGE-RELATED SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

CMOs may be issued by a U.S. Government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. Government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. Government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S.

Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

The EQ/J.P. Morgan Core Bond Portfolio may also invest in directly placed mortgages including residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Portfolio forecloses on any non-performing mortgage, it could end up acquiring a direct interest in the underlying real property and the Portfolio would then be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. Investment in direct mortgages involve many of the same risks as investments in mortgage-related securities. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for anticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Portfolio or the Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of the property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

MORTGAGE DOLLAR ROLLS. The EQ/J.P. Morgan Core Bond Portfolio may enter into mortgage dollar rolls in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counter-party to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of mortgage dollar rolls. Accordingly, the benefits derived from the use of mortgage dollar rolls depend upon the Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. All cash proceeds will be invested in instruments that are permissible investments for the Portfolio. The Portfolio will maintain until the settlement date the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities in an amount equal to the forward purchase price.

MUNICIPAL SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in municipal securities ("municipals"), which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain private activity bonds are also considered municipal bonds if their interest is exempt from federal income tax. Private activity bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Private activity bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

PREFERRED SECURITIES. Preferred securities have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Cumulative preferred stock requires the issuer to pay stockholders all prior unpaid dividends before the issuer can pay dividends on common stock. Non-cumulative preferred stock does not require the issuer to pay all prior unpaid dividends before the issuer can pay dividends on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Portfolio may treat such redeemable preferred stock as a fixed income security.

OPTIONS AND FUTURES TRANSACTIONS. Each Portfolio may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities and to adjust the duration of fixed income investments. Each Portfolio may purchase, sell, or write call and put options and futures contracts on securities, financial indices, and foreign currencies and options on futures contracts.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an over the counter option and the resulting inability to close a futures position or over the counter option prior to its maturity date.

Following is a description of specific Options and Futures Transactions, followed by a discussion concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts.

FUTURES TRANSACTIONS. As indicated in Appendix A, certain of the Portfolios may utilize futures contracts. Futures contracts (a type of potentially high-risk investment) enable the investor to buy or sell an asset in the future at an agreed upon price. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolios expect to earn interest income on their initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

OPTIONS ON FUTURES CONTRACTS. As indicated in Appendix A, certain of the Portfolios may purchase and write exchange-traded call and put options on futures contracts of the type which the particular Portfolio is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates, either on its records or with its custodian, cash or other liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call option it has written on a securities index future if the Portfolio owns, so long as the Portfolio is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Portfolios will not engage in transactions in futures contracts and related options for speculation. In addition, the Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" on page 31.

As indicated in Appendix A, certain of the Portfolios may also write and purchase put and call options. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Portfolio will write put and call options only if such options are considered to be "covered," except as described below. A call option on a security is covered, for example, when the writer of the call option owns throughout the option period the security on which the option is written (or a security convertible into such a security without the payment of additional consideration). A put option on a security is covered, for example, when the writer of the put maintains throughout the option period the segregation, either on its records or with its custodian, of cash or other liquid assets in an amount equal to or greater than the exercise price of the put option. EQ/Marsico Focus Portfolio may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating, either on its records or with its custodian, cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its Adviser believes that writing the option would achieve the desired hedge.

Certain of the Portfolios will not commit more than 5% of their total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Portfolio (except the EQ/Janus Large Cap Growth Portfolio) has written call or put options generally will not exceed 25% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

In addition, the EQ/FI Mid Cap Portfolio and the EQ/FI Small/Mid Cap Value Portfolio will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the Portfolio's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

WRITING CALL OPTIONS. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

WRITING PUT OPTIONS. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by maintaining the segregation, either on its records or with the Portfolio's custodian, of cash or other liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

PURCHASING PUT AND CALL OPTIONS. A Portfolio may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

SECURITIES INDEX FUTURES CONTRACTS. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

SECURITIES INDEX OPTIONS. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of a Portfolio's Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates, either on its records or with its custodian, cash or other liquid obligations having a value equal


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

to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the Standard & Poor's 500 or the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

OVER THE COUNTER OPTIONS. As indicated in Appendix A, certain of the Portfolios may engage in over the counter put and call option transactions. Options traded in the over the counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such over the counter options, and the securities used as "cover" for such options, may be considered illiquid securities. Certain Portfolios may enter into contracts (or amend existing contracts) with primary dealers with whom they write over the counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Portfolio can repurchase the option at any time. The Portfolios have established standards of creditworthiness for these primary dealers, although the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over the counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over the counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.


RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

OPTIONS. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange ("exchange"). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over the counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over the counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over the counter. The Portfolios will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and



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

transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

FUTURES. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to a Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios, specified in the Prospectus, intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

FOREIGN OPTIONS AND FUTURES. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the


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

exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a Portfolio trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Portfolio for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Portfolio's order is placed and the time it is liquidated, offset or exercised.

FOREIGN CURRENCY CONTRACTS. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on the ability of a Portfolio's Adviser to predict future currency exchange rates.

The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.

PAYMENT-IN-KIND BONDS. As indicated in Appendix A, certain of the Portfolios may invest in payment-in-kind bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

REPURCHASE AGREEMENTS. Each Portfolio, other than the EQ/Equity 500 Index Portfolio, may enter into repurchase agreements with qualified banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements with registered brokers-dealers, United States Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Portfolio's Adviser, pursuant to guidelines adopted by the Manager. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

REAL ESTATE INVESTMENT TRUSTS. As indicated in Appendix A, certain of the Portfolios may each invest up to 15% of its respective net assets in investments related to real estate, including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income and net gains under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. If an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. As indicated in Appendix A, certain of the Portfolios may each enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will maintain the segregation, either on its records or with its custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. See "Fundamental Restrictions" for more information concerning restrictions on borrowing by each Portfolio. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a

Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

In "dollar roll" transactions, a Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Portfolio would forego principal and interest paid on such securities. A Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Portfolio enters into a dollar roll transaction, it will maintain the segregation, either on its records or with its custodian, of cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

SECURITIES LOANS. All of the Portfolios may lend securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, United States Government securities, letters of credit or such other collateral as may be permitted under a Portfolio's investment program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

SHORT SALES AGAINST THE BOX. As indicated in Appendix A, certain of the Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. Each Portfolio will designate the segregation, either on its records or with its custodian, the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Each Portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of a Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

SMALL COMPANY SECURITIES. As indicated in Appendix A, certain of the Portfolios may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies often have limited product lines, markets or financial resources and are typically subject to greater changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones and smaller companies may be dependent for management on one or a few key persons. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better known, larger companies.

STRUCTURED NOTES. As indicated in Appendix A, certain of the Portfolios may invest in structured notes, which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Because structured notes of the type in which the EQ/Emerging Markets Equity Portfolio may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The EQ/Emerging Markets Equity Portfolio may invest in a class of structured notes that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured notes typically have higher yields and present greater risks than unsubordinated structured notes. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the EQ/Emerging Markets Equity Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

SWAPS. As indicated in Appendix A, certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid securities, to avoid any potential leveraging of a Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the Advisers believe such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the Adviser will not treat them as being subject to the Portfolio's borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Advisers in accordance with guidelines established by the Manager. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counter-party, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

TECHNOLOGY SECTOR RISK. The value of securities issued by companies in the technology sector are particularly vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technologies evolve, large and rapid price movements resulting from competition, rapid obsolescence of products and services, short product cycles and aggressive pricing. For a portfolio investing in the technology sector, it should be noted that many technology companies are small and at an earlier state of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.

U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the U.S. (e.g., securities issued by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, and Government National - Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the U.S. Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., Interamerican Development Bank, the International Bank for Reconstruction and Development, and the Tennessee Valley Authority).

WARRANTS. All of the Portfolios (except the EQ/Money Market Portfolio) may purchase warrants and similar rights. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This effect enables the investor to gain exposure to the underlying security with a relatively low capital investment but increases an investor's risk in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

ZERO COUPON BONDS. As indicated in Appendix A, certain of the Portfolios may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to its shareholders. Thus, each Portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." High portfolio turnover may result from the strategies of the Advisers or when one Adviser replaces another, necessitating changes in the Portfolio it manages. A high turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) which must be borne by the Portfolio and shareholders. A Portfolio's annual portfolio turnover rate will not be a factor preventing a sale or purchase when an Adviser believes investment considerations warrant such sale or purchase. Portfolio turnover may vary greatly from year to year as well as within a particular year.

MANAGEMENT OF THE TRUST

The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.


THE TRUSTEES


-------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                          TERM OF                                PORTFOLIOS
                                           OFFICE                                IN COMPLEX
                          POSITION(S)    AND LENGTH                               OVERSEEN    OTHER DIRECTORSHIPS HELD
                           HELD WITH         OF        PRINCIPAL OCCUPATION(S)       BY         BY TRUSTEE OR NOMINEE
  NAME, ADDRESS AND AGE       FUND      TIME SERVED      DURING PAST 5 YEARS      TRUSTEE            FOR TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
                                                    INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
 Peter D. Noris*            Chairman     Chairman        From May 1995 to           52      Director, Alliance Capital
 1290 Avenue of the       and Trustee      from       present, Executive Vice               Management, L.P.;
 Americas,                               December       President and Chief                 Director of AXA
 New York, New York                      2002 to      Investment Officer, AXA               Alternative Advisors Inc.
 (47)                                    present,    Financial and Equitable;
                                         Trustee      from September 1999 to
                                           from       present; Executive Vice
                                        March 1997      President and Chief
                                        to present     Executive Officer of
                                                      AXA Financial Services,
                                                         LLC from November
                                                       1995 to present, and
                                                     Executive Vice President
                                                       of AXA Advisors LLC.
-------------------------------------------------------------------------------------------------------------------------
                                                   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
 Theodossios                Trustee        From              Retired.               33      From May 1994 to
 Athanassiades                          March 2000                                          present, Director, Atlantic
 c/o EQ Advisors Trust                  to present                                          Bank of New York.
 1290 Avenue of the
 Americas
 New York, New York
 (64)
-------------------------------------------------------------------------------------------------------------------------
 Jettie M. Edwards          Trustee        From        Retired. From 1986 to        33      From 1992 to present,
 Syrus Associates                       March 1997       2001, Partner and                  Trustee, Provident
 880 Third Avenue                       to present       Consultant, Syrus                  Investment Counsel Trust;
 New York, New York                                  Associates (business and               from 1997 to present,
 (56)                                                  marketing consulting                 Director, The PBHG
                                                               firm)                        Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
 David W. Fox                 Lead         From        Retired. From 1989 to        33      From 1987 to present,
 c/o EQ Advisors Trust    Independent  May 2000 to     2000, Public Governor                Director of USG
 1290 Avenue of the         Trustee      present        and from 1996-2000                  Corporation.
 Americas                                             Chairman of the Chicago
 New York, New York                                       Stock Exchange.
 (71)
-------------------------------------------------------------------------------------------------------------------------




----------
*    Affiliated with the Manager and Distributor.

-------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                          TERM OF                                PORTFOLIOS
                                           OFFICE                                IN COMPLEX
                          POSITION(S)    AND LENGTH                               OVERSEEN   OTHER DIRECTORSHIPS HELD
                           HELD WITH         OF        PRINCIPAL OCCUPATION(S)       BY        BY TRUSTEE OR NOMINEE
  NAME, ADDRESS AND AGE       FUND      TIME SERVED      DURING PAST 5 YEARS      TRUSTEE           FOR TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
 William M. Kearns, Jr      Trustee        From        From 1994 to present,        33      From 1975 to present,
 c/o EQ Advisors Trust                  March 1997     President, W.M. Kearns               Director, Selective
 1290 Avenue of the                     to present      & Co., Inc. (private                Insurance Group, Inc.;
 Americas                                               investment company);                from 1991 to present,
 New York, New York                                    from 2002 to present,                Director, Transistor
 (67)                                                  Chairman and from 1998               Devices, Inc. From 1999
                                                       to 2002, Vice Chairman               to present Advisory
                                                        Keefe Managers, Inc.                Director, Proudfoot PLC
                                                                                            (N.A.) (consulting firm).
                                                                                            From 2001 to present
                                                                                            Advisory Director,
                                                                                            Gridley & Company
                                                                                            LLC. From 2002 to
                                                                                            present Director, United
                                                                                            States Shipping Corp.
-------------------------------------------------------------------------------------------------------------------------
 Christopher P.A.           Trustee        From        From 1998 to present,        33      None
 Komisarjevsky                          March 1997      President and Chief
 c/o EQ Advisors Trust                  to present       Executive Officer,
 1290 Avenue of the                                      Burson-Marsteller
 Americas                                                Worldwide (public
 New York, New York                                   relations); from 1996 to
 (58)                                                1998, President and Chief
                                                         Executive Officer,
                                                       Burson-Marsteller USA.
-------------------------------------------------------------------------------------------------------------------------
 Harvey Rosenthal           Trustee        From          From 1997-present,         33      From 1997 to present,
 c/o EQ Advisors Trust                  March 1997      Consultant/Director.                Director, LoJack
 1290 Avenue of the                     to present                                          Corporation.
 Americas
 New York, New York
 (60)
-------------------------------------------------------------------------------------------------------------------------
 Gary S. Schpero            Trustee        From          Retired. Prior to          33      None
 c/o EQ Advisors Trust                 May 2000 to    January 1, 2000, Partner
 1290 Avenue of the                      present        of Simpson Thacher &
 Americas                                             Bartlett (law firm) and
 New York, New York                                     Managing Partner of
 (49)                                                  Investment Management
                                                       and Investment Company
                                                          Practice Group.
-------------------------------------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD

The Trust has a standing Audit Committee consisting of all of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940
Act) ("Independent Trustees"). The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of this annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held two meetings during the fiscal year ended December 31, 2002.

The Trust has a Nominating and Compensation Committee consisting of all of the Independent Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Independent Trustee candidates and review the compensation arrangements for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by Contract owners. The Nominating and Compensation Committee held two meetings during the fiscal year ended December 31, 2002.

The Trust has a Valuation Committee consisting of Peter D. Noris, Steven M. Joenk, Kenneth T. Kozlowski, Kenneth B. Beitler and Andrew S. Novak and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by the officers of the trust from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 30 meetings during the fiscal year ended December 31, 2002.


COMPENSATION OF THE TRUSTEES

Each Independent Trustee currently receives from the Trust an annual fee of $40,000 plus (i) an additional fee of $4,000 for each regularly scheduled Board meeting attended, (ii) $2,000 for each special Board meeting or special committee meeting attended, and (iii) $1,000 for each telephone or other committee meeting attended, plus reimbursement for expenses in attending in-person meetings. Upon election by the Independent Trustees of a lead Independent Trustee, a supplemental retainer of $10,000 per year will be paid to the lead Independent Trustee. A supplemental retainer may also be paid on occasion to each chair of the Trust's two committees for special services.


                          TRUSTEE COMPENSATION TABLE
                     FOR THE YEAR ENDED DECEMBER 31, 2002*

--------------------------------------------------------------------------------------
                                                         PENSION OR
                                                         RETIREMENT           TOTAL
                                        AGGREGATE     BENEFITS ACCRUED    COMPENSATION
                                      COMPENSATION       AS PART OF      FROM TRUST PAID
 TRUSTEE                             FROM THE TRUST    TRUST EXPENSES      TO TRUSTEES
--------------------------------------------------------------------------------------
   Peter D. Noris                        $   -0-            $-0-             $   -0-
--------------------------------------------------------------------------------------
   Ted Athanassiades                     $65,000            $-0-             $65,000
--------------------------------------------------------------------------------------
   Jettie M. Edwards                     $65,000            $-0-             $65,000
--------------------------------------------------------------------------------------
   David W. Fox                          $69,795            $-0-             $69,795
--------------------------------------------------------------------------------------
   William M. Kearns, Jr.                $65,000            $-0-             $65,000
--------------------------------------------------------------------------------------
   Christopher P.A. Komisarjevsky        $65,000            $-0-             $65,000
--------------------------------------------------------------------------------------
   Harvey Rosenthal                      $65,000            $-0-             $65,000
--------------------------------------------------------------------------------------
   Gary S. Schpero                       $65,000            $-0-             $65,000
--------------------------------------------------------------------------------------

----------
* Messrs. Komisarjevsky and Athanassiades have elected to participate in the Trust's deferred compensation plan. As of December 31, 2002, Mr. Komisarjevsky and Mr. Athanassiades had accrued $332,107.02 and $85,305.61, respectively (including interest).


A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services until his or her retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to 20 year period elected by such Trustee.

As of December 31, 2002, no Independent Trustee or members of his or her immediate family beneficially owned securities representing interests in the Manager, Advisers or Distributors of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee. In addition, the Trustees of the Trust did not beneficially own shares of any Portfolio of the Trust, except as set forth in the following table:


                    TRUSTEE OWNERSHIP OF EQUITY SECURITIES

---------------------------------------------------------------------------------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF EQUITY
                           DOLLAR RANGE OF EQUITY SECURITIES IN          SECURITIES IN ALL PORTFOLIOS OVERSEEN
 NAME OF DIRECTOR                    THE PORTFOLIOS*                      IN FAMILY OF INVESTMENT COMPANIES:
---------------------------------------------------------------------------------------------------------------
 Peter D. Noris    EQ/Aggressive Stock              $10,001 - $50,000               over $100,000
                   EQ/High Yield                    over $100,000
                   EQ/Alliance International        over $100,000
                   EQ/Alliance Small Cap Growth     over $100,000
                   EQ/Alliance Technology           over $100,000
                   EQ/Bernstein Diversified Value   over $100,000
                   EQ/FI Small/Mid Cap Value        over $100,000
                   EQ/Janus Large Cap Growth        over $100,000
                   EQ/Mercury Basic Value Equity    over $100,000
                   EQ/Marsico Focus                 $1 - $10,000
                   EQ/Putnam International Equity   $1 - $10,000
---------------------------------------------------------------------------------------------------------------

*     As of December 31, 2002.


THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable, AXA Advisors, LLC ("AXA Advisors") or AXA Distributors, LLC. ("AXA Distributors"). The Trust's principal officers are:



---------------------------------------------------------------------------------------------------------------
                                                     TERM OF
                                   POSITION(S)      OFFICE AND
                                    HELD WITH       LENGTH OF               PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND AGE             FUND        TIME SERVED                DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
 Steven M. Joenk                    President         From          From July 1999 to present, Senior Vice
 1290 Avenue of the Americas,       and Chief       December        President AXA Financial; from July 1999
 New York, New York                 Executive         2002           to December 2002, Vice President and
 (44)                                Officer       to Present     Chief Financial Officer of the Trust; from
                                                                      1996 to 1999, Managing Director of
                                                                     MeesPierson (an investment company).
---------------------------------------------------------------------------------------------------------------
 Patricia Louie, Esq.                  Vice           From         From July 1999 to present, Vice President
 1290 Avenue of the Americas,       President,     July 1999            and counsel, AXA Financial and
 New York, New York                 Secretary      to Present          Equitable; from September 1994 to
 (47)                                  and                          July 1999, Assistant General Counsel of
                                    Anti-Money                              The Dreyfus Corporation
                                    Laundering
                                    Compliance
                                     Officer
---------------------------------------------------------------------------------------------------------------
 Kenneth T. Kozlowski                 Chief           From            From February 2001 to present, Vice
 1290 Avenue of the Americas,       Financial       December            President, AXA Financial, from
 New York, New York                Officer and        2002              December 1999 to December 2002,
 (41)                               Treasurer      to Present            Controller of the Trust; from
                                                                   October 1999 to February 2001, Assistant
                                                                      Vice President, AXA Financial; from
                                                                         October 1996 to October 1999,
                                                                   Director-Fund Administration, Prudential
                                                                                 Investments.
---------------------------------------------------------------------------------------------------------------
 Kenneth B. Beitler                    Vice           From            From February 2003 to present, Vice
 1290 Avenue of the Americas,       President      March 2002          President of AXA Financial; from
 New York, New York                                to Present           February 2002 to February 2003,
 (44)                                                                   Assistant Vice President of AXA
                                                                     Financial; from May 1999 to February
                                                                    2002, Senior Investment Analyst of AXA
                                                                    Financial. Prior thereto, an Investment
                                                                       Systems Development Analyst with
                                                                                   TIAA-CREF
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                     TERM OF
                                   POSITION(S)      OFFICE AND
                                    HELD WITH       LENGTH OF              PRINCIPAL OCCUPATION(S)
     NAME, ADDRESS AND AGE             FUND        TIME SERVED               DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------
 Mary E. Cantwell                      Vice           From           From February 2001 to present, Vice
 1290 Avenue of the Americas,       President      July 1999      President, AXA Financial, from July 1999
 New York, New York                                to Present       to present, Vice President Equitable;
 (41)                                                               from September 1997 to January 2001,
                                                                   Assistant Vice President, Office of the
                                                                   Chief Investment Officer AXA Financial.
---------------------------------------------------------------------------------------------------------------
 Brian E. Walsh                        Vice         December         From February 2003 to present, Vice
 1290 Avenue of the Americas,       President       2002 to         President of Equitable; from January
 New York, New York                    and          present         2001 to February 2003, Assistant Vice
 (35)                               Controller                      President of Equitable; from December
                                                                      1999 to January 2001, Senior Fund
                                                                  Administrator of Equitable; from January
                                                                      1993 to December 1999, Manager of
                                                                         Prudential Investment Fund
                                                                                 Management.
---------------------------------------------------------------------------------------------------------------
 Andrew S. Novak                    Assistant         From           From May 2002 to present, Counsel,
 1290 Avenue of the Americas,       Secretary      September        AXA Financial and Equitable; from May
 New York, New York                                 2002 to         2001 to April 2002, Associate General
 (34)                                               present         Counsel and Chief Compliance Officer,
                                                                    Royce & Associates, Inc.; from August
                                                                   1994 to August 2000, Vice President and
                                                                     Assistant General Counsel, Mitchell
                                                                         Hutchins Asset Management.
---------------------------------------------------------------------------------------------------------------

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts and to tax-qualified retirement plans. Equitable may be deemed to be a control person with respect to the Trust by virtue of its ownership of more than 99% of the Trust's shares as of March 31, 2003.

As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer Contract owners the opportunity to instruct shareholders as to how shares allocable to Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this SAI, the following persons owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio:

                                                                  SHARES BENEFICIALLY      PERCENTAGE
         PORTFOLIO                     CONTRACT OWNER                    OWNED            OF OWNERSHIP
---------------------------   --------------------------------   ---------------------   -------------
EQ/Money Market Portfolio     ELAS c/o Karr Barth Associates          11,070,274.84           6.37%

As of the date of this SAI, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of any class of any Portfolio of the Trust.


INVESTMENT MANAGEMENT AND OTHER SERVICES

THE MANAGER

Equitable, through its AXA Funds Management Group unit ("Manager"), currently serves as the investment manager for each Portfolio. Putnam Investment Management, L.L.C. ("Putnam Management"), MFS Investment Management ("MFS"), Morgan Stanley Investment Management Inc. ("MSIM, Inc."), Mercury Advisors ("Mercury"), Lazard Asset Management LLC ("LAM"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Evergreen Investment Management Company, LLC ("Evergreen"), Alliance Capital Management, L.P. ("Alliance Capital"), Capital Guardian Trust Company ("Capital Guardian"), Calvert Asset Management Company, Inc. ("Calvert"), Brown Capital Management, Inc. ("Brown Capital"), Jennison Associates LLC ("Jennison"), Fidelity Management & Research Company ("FMR"), Janus Capital Management LLC ("Janus"), Provident Investment Counsel, Inc. ("Provident"), Marsico Capital Management, LLC ("Marsico") and Pacific Investment Management Company LLC ("PIMCO") (each an "Adviser," and together the "Advisers") serve as investment advisers to one or more of the Portfolios, as described more fully in the Prospectus.

Putnam Management is a subsidiary of Putnam Investments, L.L.C., a wholly-owned subsidiary of Putnam Investments Trust, which is itself a subsidiary of Marsh & McLennan Companies, Inc. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, a diversified financial services organization. Mercury, a Delaware limited partnership, is jointly owned by a general partner, Princeton Services, Inc., and a limited partner, Merrill Lynch & Co., Inc. LAM is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC. J.P. Morgan is a registered investment adviser and is a wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company. Evergreen is a registered investment adviser and a wholly-owned subsidiary of Wachovia Corporation (formerly First Union Corporation). Alliance Capital, a limited partnership, is indirectly majority owned by Equitable. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc., which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. Calvert is a subsidiary of Calvert Group Ltd., which is a subsidiary of Ameritas Acacia Mutual Holding Company. Jennison is a wholly-owned subsidiary of Prudential Financial, Inc. FMR Corp., organized in 1972, is the ultimate parent company of FMR. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp. Janus is a majority owned subsidiary of Janus Capital Group Inc., a publicly traded company whose subsidiaries are engaged in financial services. Provident is a wholly-owned subsidiary of Old Mutual, PLC, a United Kingdom based financial services group with substantial asset management, insurance and banking business. Marsico became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P., ("ADAM LP"). Allianz AG ("Allianz") is the indirect majority owner of ADAM L.P. Allianz is a European-based multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in ADAM L.P.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the U.S. and a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a subsidiary of AXA, a French insurance holding company. The principal offices of Equitable and AXA Financial are located at 1290 Avenue of the Americas, New York, New York 10104.

AXA Financial is a wholly-owned affiliate of AXA. AXA is the holding company for an international group of insurance and related financial services companies. AXA insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the U.S., as well as in Western Europe and the Asia/Pacific area.

The Trust and Manager have entered into an Amended and Restated Management Agreement ("Management Agreement"), which was initially approved by the Board of Trustees on January 28, 2000, by shareholders at a meeting held on April 14, 2000 and reapproved by the Board of Trustees on July 10, 2002. In reapproving the Management Agreement, the Board of Trustees considered the following factors: the nature and quality of the services provided by the Manager to the Trust, the Manager's personnel and operations, the Manager's financial condition, the level and method of computing each Portfolio's management fee, comparative fee and expense information for each of the Portfolios, the profitability of the Trust to the Manager, the indirect profits to the Manager attributable to the existence of the Trust, the effect of each Portfolio's growth and size on the Portfolio's performance and expenses, and any possible conflicts of interest.

Subject always to the direction and control of the Trustees of the Trust, under the Management Agreement, the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify existing Advisory Agreements with Advisers; (iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:

o    Office space, all necessary office facilities and equipment.

o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

     o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

     o related to the investment advisory services to be provided by any Adviser pursuant to an advisory agreement with the Trust ("Advisory Agreement").

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust Shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to Shareholders or regulatory authorities, and all tax returns.

The Management Agreement also requires the Manager (or its affiliates) to pay all salaries, expenses, and fees of the Trustees and officers of the Trust who are affiliated with the Manager or its affiliates. The Manager has also entered into a Consulting Agreement with an investment consulting firm to provide research to assist the Manager in allocating Portfolio assets among Advisers and in making recommendations to the Trustees about hiring and changing Advisers. The Manager is responsible for paying the consulting fees.

The continuance of the Management Agreement, with respect to each Portfolio, must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The

Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

Each Portfolio pays a fee to the Manager as set forth in the Prospectus. The Manager and the Trust have also entered into an expense limitation agreement with respect to each Portfolio (except for the EQ/Aggressive Stock Portfolio and EQ/High Yield Portfolio, and the Portfolios for which Alliance serves as the sole Adviser, other than EQ/Alliance Premier Growth Portfolio and EQ/Alliance Technology Portfolio) ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each Portfolio are limited to the extent described in the "Management of the Trust-Expense Limitation Agreement" section of the Prospectus.

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including without limitation: fees and expenses of its independent accountants and of legal counsel for itself and the Trust's independent Trustees; the costs of preparing, setting in type, printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, prospectus supplements and statements of additional information; the costs of printing registration statements; custodian's fees; any proxy solicitors' fees and expenses; filing fees; Trustee expenses (including any special counsel to Trustees); transfer agent fees; advisory and administration fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. As discussed in greater detail below under "Distribution of the Trust's Shares," the Class IB shares of each Portfolio may pay for certain distribution-related expenses in connection with activities primarily intended to result in the sale of its shares.

The tables below show the fees paid by each Portfolio to the Manager (or the predecessor Manager to the Alliance Portfolios) during the years ended December 31, 2000, 2001 and 2002, respectively. The first column shows each fee without fee waivers, the second column shows the fees actually paid to the Manager after fee waivers and the third column shows the total amount of fees waived by the Manager and other expenses of each Portfolio assumed by the Manager pursuant to the Expense Limitation Agreement. During the period ended December 31, 2001 and the year ended December 31, 2002, the Manager received $3,733,626 and $953,135, respectively in reimbursement for the 40 and 34 portfolios respectively comprising the Trust.


                    CALENDAR YEAR ENDED DECEMBER 31, 2000*



                                                                                              TOTAL AMOUNT OF
                                                                                              FEES WAIVED AND
                                                                            MANAGEMENT FEE    OTHER EXPENSES
                                                                            PAID TO MANAGER       ASSUMED
                      PORTFOLIO***                        MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
-------------------------------------------------------- ---------------- ------------------ ----------------
Alliance Conservative Investors** ......................    $ 2,863,445       $ 2,863,445        $      0
EQ/Aggressive Stock ....................................    $24,012,003       $24,012,003        $      0
EQ/Alliance Common Stock ...............................    $66,014,517       $66,014,517        $      0
EQ/Alliance Global** ...................................    $13,854,780       $13,854,780        $      0
EQ/Alliance Growth and Income ..........................    $ 9,373,067       $ 9,373,067        $      0
EQ/Alliance Growth Investors** .........................    $14,720,030       $14,720,030        $      0
EQ/Alliance Intermediate Government Securities .........    $ 1,013,082       $ 1,013,082        $      0
EQ/Alliance International ..............................    $ 2,706,504       $ 2,706,504        $      0
EQ/Alliance Premier Growth .............................    $11,272,454       $10,788,632        $483,822
EQ/Alliance Quality Bond ...............................    $ 2,661,534       $ 2,661,534        $      0

                                                                                      TOTAL AMOUNT OF
                                                                                      FEES WAIVED AND
                                                                    MANAGEMENT FEE    OTHER EXPENSES
                                                                    PAID TO MANAGER       ASSUMED
                  PORTFOLIO***                    MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
------------------------------------------------ ---------------- ------------------ ----------------
EQ/Alliance Small Cap Growth ...................    $ 5,426,701       $ 5,426,701        $      0
EQ/Alliance Technology .........................    $ 1,065,410       $   985,545        $ 79,865
EQ/AXP New Dimensions** ........................    $     7,781       $         0        $ 14,152
EQ/AXP Strategy Aggressive** ...................    $    18,491       $     4,680        $ 13,811
EQ/Balanced ....................................    $10,678,869       $10,678,869        $      0
EQ/Bernstein Diversified Value .................    $   847,079       $   847,079        $      0
EQ/Calvert Socially Responsible ................    $    20,996       $         0        $ 42,572
EQ/Capital Guardian International ..............    $   795,256       $   719,350        $ 75,906
EQ/Capital Guardian Research ...................    $   363,359       $   303,756        $ 59,603
EQ/Capital Guardian U.S. Equity ................    $   696,144       $   630,424        $ 65,720
EQ/Emerging Markets Equity .....................    $ 3,101,207       $ 2,733,381        $367,826
EQ/Equity 500 Index ............................    $ 6,938,570       $ 6,938,570        $      0
EQ/Evergreen Foundation** ......................    $    88,196       $    32,119        $ 56,077
EQ/Evergreen Omega .............................    $    50,321       $         0        $ 57,964
EQ/FI Mid Cap ..................................    $    44,492       $    29,855        $ 14,637
EQ/FI Small/Mid Cap Value ......................    $   944,545       $   877,884        $ 66,661
EQ/High Yield ..................................    $ 3,202,875       $ 3,202,875        $      0
EQ/International Equity Index** ................    $   378,848       $   348,887        $ 29,961
EQ/J.P. Morgan Core Bond .......................    $   856,074       $   844,973        $ 11,101
EQ/Janus Large Cap Growth ......................    $    71,138       $    53,622        $ 17,516
EQ/Lazard Small Cap Value ......................    $   681,399       $   655,985        $ 25,414
EQ/Mercury Basic Value Equity ..................    $ 1,997,774       $ 1,976,218        $ 21,556
EQ/MFS Emerging Growth Companies ...............    $13,790,806       $13,710,813        $ 79,993
EQ/MFS Investors Trust .........................    $ 1,016,143       $   970,638        $ 45,505
EQ/MFS Research** ..............................    $ 5,180,349       $ 5,008,175        $172,174
EQ/Money Market ................................    $ 4,702,258       $ 4,702,258        $      0
EQ/Putnam Balanced** ...........................    $   540,037       $   459,559        $ 80,478
EQ/Putnam Growth & Income Value ................    $ 2,892,698       $ 2,865,002        $ 27,696
EQ/Putnam International Equity .................    $ 2,788,756       $ 2,673,853        $114,903
EQ/Putnam Voyager ..............................    $ 2,583,752       $ 2,496,490        $ 87,262
EQ/Small Company Index .........................    $   184,178       $    47,820        $136,358
EQ/T. Rowe Price International Stock** .........    $ 1,758,506       $ 1,746,154        $ 12,352
Mercury World Strategy** .......................    $   279,036       $   248,620        $ 30,416
T. Rowe Price Equity Income** ..................    $ 1,459,830       $ 1,420,197        $ 39,633

----------
* The EQ/Alliance Technology Portfolio commenced operations on May 1, 2000. The EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap, and EQ/Janus Large Cap Growth Portfolios commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had no operations during the fiscal year ended December 31, 2000.

** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2001

                                                                                              TOTAL AMOUNT OF
                                                                                              FEES WAIVED AND
                                                                            MANAGEMENT FEE    OTHER EXPENSES
                                                                            PAID TO MANAGER       ASSUMED
                      PORTFOLIO***                        MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
-------------------------------------------------------- ---------------- ------------------ ----------------
Alliance Conservative Investors** ......................    $ 1,240,773       $ 1,240,773        $      0
EQ/Aggressive Stock ....................................    $16,816,089       $16,816,089        $      0
EQ/Alliance Common Stock ...............................    $57,938,499       $57,938,499        $      0
EQ/Alliance Global** ...................................    $10,617,138       $10,617,138        $      0
EQ/Alliance Growth and Income ..........................    $12,000,772       $12,000,772        $      0
EQ/Alliance Growth Investors** .........................    $13,211,830       $13,211,830        $      0
EQ/Alliance Intermediate Government Securities .........    $ 1,567,986       $ 1,567,986        $      0
EQ/Alliance International ..............................    $ 1,921,342       $ 1,921,342        $      0
EQ/Alliance Premier Growth .............................    $ 9,571,635       $ 8,952,731        $618,904
EQ/Alliance Quality Bond ...............................    $ 1,807,663       $ 1,807,663        $      0
EQ/Alliance Small Cap Growth ...........................    $ 6,106,239       $ 6,106,239        $      0
EQ/Alliance Technology .................................    $ 2,880,709       $ 2,611,131        $269,578
EQ/AXP New Dimensions** ................................    $    87,576       $         0        $136,058
EQ/AXP Strategy Aggressive** ...........................    $   112,288       $         0        $115,103
EQ/Balanced ............................................    $12,954,751       $12,954,751        $      0
EQ/Bernstein Diversified Value .........................    $ 2,659,612       $ 2,532,555        $127,057
EQ/Calvert Socially Responsible ........................    $    29,852       $         0        $ 60,338
EQ/Capital Guardian International ......................    $   922,132       $   716,837        $205,295
EQ/Capital Guardian Research ...........................    $   603,298       $   511,885        $ 91,413
EQ/Capital Guardian U.S. Equity ........................    $ 1,060,674       $   957,635        $103,039
EQ/Emerging Markets Equity .............................    $ 2,177,159       $ 1,603,599        $573,560
EQ/Equity 500 Index ....................................    $ 6,982,101       $ 6,982,101        $      0
EQ/Evergreen Foundation** ..............................    $    42,653       $    24,238        $ 18,415
EQ/Evergreen Omega .....................................    $    64,793       $         0        $ 94,038
EQ/FI Mid Cap ..........................................    $   712,289       $   489,897        $222,392
EQ/FI Small/Mid Cap Value ..............................    $ 2,003,633       $ 1,984,517        $ 19,116
EQ/High Yield ..........................................    $ 3,167,801       $ 3,167,801        $      0
EQ/International Equity Index** ........................    $   326,187       $   326,187        $      0
EQ/J.P. Morgan Core Bond ...............................    $ 1,494,269       $ 1,469,878        $ 24,391
EQ/Janus Large Cap Growth ..............................    $ 1,024,290       $   864,482        $159,808
EQ/Lazard Small Cap Value ..............................    $   995,824       $   955,083        $ 40,741
EQ/Marsico Focus* ......................................    $    13,980       $         0        $ 37,990
EQ/Mercury Basic Value Equity ..........................    $ 2,953,590       $ 2,943,231        $ 10,359
EQ/MFS Emerging Growth Companies .......................    $10,073,360       $10,073,360        $      0
EQ/MFS Investors Trust .................................    $ 1,379,748       $ 1,325,726        $ 54,022
EQ/MFS Research** ......................................    $ 4,896,594       $ 4,735,348        $161,246
EQ/Money Market ........................................    $ 5,698,316       $ 5,698,316        $      0
EQ/Putnam Balanced** ...................................    $   226,203       $   215,101        $ 11,102
EQ/Putnam Growth & Income Value ........................    $ 3,246,831       $ 3,238,761        $  8,070

                                                                                      TOTAL AMOUNT OF
                                                                                      FEES WAIVED AND
                                                                    MANAGEMENT FEE    OTHER EXPENSES
                                                                    PAID TO MANAGER       ASSUMED
                  PORTFOLIO***                    MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
------------------------------------------------ ---------------- ------------------ ----------------
EQ/Putnam International Equity .................    $2,806,934        $2,333,339         $473,595
EQ/Putnam Voyager ..............................    $2,145,407        $2,027,169         $118,238
EQ/Small Company Index .........................    $  184,695        $  183,491         $  1,204
EQ/T. Rowe Price International Stock** .........    $1,515,752        $1,427,275         $ 88,477
Mercury World Strategy** .......................    $   96,378        $   94,119         $  2,259
T. Rowe Price Equity Income** ..................    $  649,106        $  649,106         $      0

----------
*     The EQ/Marsico Focus Portfolio commenced operations on September 1, 2001.


** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002, EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on
     November 22, 2002. EQ/ International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2002

                                                                                              TOTAL AMOUNT OF
                                                                                              FEES WAIVED AND
                                                                            MANAGEMENT FEE    OTHER EXPENSES
                                                                            PAID TO MANAGER       ASSUMED
                       PORTFOLIO**                        MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
-------------------------------------------------------- ---------------- ------------------ ----------------
EQ/Aggressive Stock ....................................    $11,932,509       $11,932,509        $      0
EQ/Alliance Common Stock ...............................    $39,407,013       $39,407,013        $      0
EQ/Alliance Global* ....................................    $ 7,040,971       $ 7,040,971        $      0
EQ/Alliance Growth and Income ..........................    $11,546,051       $11,546,051        $      0
EQ/Alliance Growth Investors* ..........................    $ 9,542,360       $ 9,542,360        $      0
EQ/Alliance Intermediate Government Securities .........    $ 3,267,158       $ 3,267,158        $      0
EQ/Alliance International ..............................    $ 2,441,439       $ 2,308,722        $132,717
EQ/Alliance Premier Growth .............................    $ 6,767,780       $ 6,123,159        $644,621
EQ/Alliance Quality Bond ...............................    $ 2,261,575       $ 2,261,575        $      0
EQ/Alliance Small Cap Growth ...........................    $ 5,404,510       $ 5,404,510        $      0
EQ/Alliance Technology .................................    $ 2,349,006       $ 2,088,700        $260,306
EQ/AXP New Dimensions* .................................    $    71,455       $    13,318        $ 58,137
EQ/AXP Strategy Aggressive* ............................    $    68,418       $     7,910        $ 60,508
EQ/Balanced ............................................    $13,423,267       $13,294,525        $128,742
EQ/Bernstein Diversified Value .........................    $ 4,676,569       $ 4,479,813        $196,756
EQ/Calvert Socially Responsible ........................    $    52,202       $         0        $ 81,850
EQ/Capital Guardian International ......................    $   904,679       $   702,220        $202,459
EQ/Capital Guardian Research ...........................    $ 1,057,542       $   878,998        $178,544
EQ/Capital Guardian U.S. Equity ........................    $ 1,407,586       $ 1,255,063        $152,523

                                                                                     TOTAL AMOUNT OF
                                                                                     FEES WAIVED AND
                                                                   MANAGEMENT FEE    OTHER EXPENSES
                                                                   PAID TO MANAGER       ASSUMED
                  PORTFOLIO**                    MANAGEMENT FEE   AFTER FEE WAIVER     BY MANAGER
----------------------------------------------- ---------------- ------------------ ----------------
EQ/Emerging Markets Equity ....................    $2,338,087        $2,249,538         $ 88,549
EQ/Equity 500 Index ...........................    $5,884,114        $5,884,114         $      0
EQ/Evergreen Omega ............................    $  114,146        $   10,022         $104,124
EQ/FI Mid Cap .................................    $1,598,662        $1,426,736         $171,926
EQ/FI Small/Mid Cap Value .....................    $4,510,636        $4,510,636         $      0
EQ/High Yield .................................    $3,197,964        $3,197,964         $      0
EQ/International Equity Index* ................    $  272,730        $  272,730         $      0
EQ/J.P. Morgan Core Bond ......................    $2,545,293        $2,545,293         $      0
EQ/Janus Large Cap Growth .....................    $1,426,942        $1,248,413         $178,529
EQ/Lazard Small Cap Value .....................    $1,807,344        $1,794,735         $ 12,609
EQ/Marsico Focus ..............................    $  695,167        $  559,547         $135,620
EQ/Mercury Basic Value Equity .................    $3,888,716        $3,888,716         $      0
EQ/MFS Emerging Growth Companies ..............    $6,685,837        $6,685,837         $      0
EQ/MFS Investors Trust ........................    $1,311,668        $1,287,062         $ 24,606
EQ/MFS Research* ..............................    $3,227,554        $3,070,049         $157,505
EQ/Money Market ...............................    $6,480,024        $6,480,024         $      0
EQ/Putnam Growth & Income Value ...............    $3,166,810        $3,166,810         $      0
EQ/Putnam International Equity ................    $3,493,017        $3,296,016         $197,001
EQ/Putnam Voyager .............................    $1,565,499        $1,397,276         $168,223
EQ/Small Company Index ........................    $  214,096        $  214,096         $      0
EQ/T. Rowe Price International Stock* .........    $  477,033        $  477,033         $      0

----------
* EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


THE ADVISERS

On behalf of EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio and EQ/Putnam Voyager Portfolio, the Manager has entered into an Advisory Agreement with Putnam Management. The Manager has entered into an Advisory Agreement on behalf of EQ/Aggressive Stock Portfolio, EQ/MFS Emerging Growth Companies Portfolio and EQ/MFS Investors Trust Portfolio with MFS. The Manager has entered into an Advisory Agreement on behalf of EQ/Emerging Markets Equity Portfolio with MSIM, Inc. The Manager has entered into an Advisory Agreement on behalf of EQ/Mercury Basic Value Equity Portfolio and EQ/Balanced Portfolio with Mercury. The Manager has entered into an Advisory Agreement on behalf of EQ/Lazard Small Cap Value Portfolio with LAM. The Manager has entered into an Advisory Agreement on behalf of the EQ/J.P. Morgan Core Bond Portfolio with J.P. Morgan. The Manager has entered into an Interim Advisory Agreement on behalf of EQ/International Equity Index Portfolio. The Manager has entered into an Advisory Agreement on behalf of EQ/Evergreen Omega Portfolio with Evergreen. The Manager has entered into an Advisory Agreement on behalf of EQ/Alliance Premier Growth Portfolio, Alliance Portfolios, EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio, EQ/High Yield Portfolio, EQ/Small Company Index Portfolio, EQ/Alliance Technology Portfolio and EQ/Bernstein Diversified Value Portfolio with Alliance Capital. The Manager has entered into an Advisory Agreement on behalf of EQ/Capital Guardian Research Portfolio, EQ/Capital Guardian U.S. Equity Portfolio, EQ/Capital Guardian International Portfolio and EQ/Balanced Portfolio with Capital Guardian. The Manager has entered into Advisory Agreements on behalf of EQ/Calvert Socially Responsible Portfolio with Calvert and Brown Capital. The Manager has entered into an Advisory Agreement on behalf of EQ/Balanced Portfolio with Jennison. The Manager has entered into an Advisory Agreement on behalf of EQ/Janus Large Cap Growth Portfolio with Janus. The Manager has entered into an Advisory Agreement on behalf on EQ/FI Small/Mid Cap Value Portfolio and EQ/FI Mid Cap Portfolio with FMR. The Manager has entered into an Advisory Agreement on behalf of EQ/Aggressive Stock Portfolio with Provident. The Manager has entered into an Advisory Agreement on behalf of EQ/Aggressive Stock Portfolio and EQ/Marsico Focus Portfolio with Marsico. The Manager has entered into an Advisory Agreement on behalf of EQ/High Yield Portfolio with PIMCO. The Advisory Agreements obligate each of the Advisers to:
(i) make investment decisions on behalf of their respective Portfolios or portion of Portfolios allocated to those Advisers from time to time ("Allocated Portions"); (ii) place all orders for the purchase and sale of investments for their respective Portfolios or Allocated Portion with brokers or dealers selected by the Manager or an Adviser; and (iii) perform certain limited related administrative functions in connection therewith. The Board of Trustees approved or reapproved the Advisory Agreements between each of the Advisers and Equitable based on a number of factors relating to each Adviser's ability to perform under its Advisory Agreement. These factors included: the Adviser's management style, the Portfolio's performance record, the Adviser's current and proposed level of staffing and its overall resources, whether the Adviser manages or has managed any other registered investment companies, the Adviser's compliance systems and capabilities, and any disciplinary history.

During the years ended December 31, 2000, 2001 and 2002, respectively, the Manager paid the following fees to each Adviser with respect to the Portfolios listed below pursuant to the Investment Advisory Agreements:

                    CALENDAR YEAR ENDED DECEMBER 31, 2000*




PORTFOLIO***                                                   ADVISORY FEE PAID
------------------------------------------------------------- ------------------
    Alliance Conservative Investors** .......................     $ 1,693,125
    EQ/Aggressive Stock .....................................     $14,063,282
    EQ/Alliance Common Stock ................................     $40,398,119
    EQ/Alliance Global** ....................................     $ 8,870,662
    EQ/Alliance Growth and Income ...........................     $ 6,066,907
    EQ/Alliance Growth Investors** ..........................     $10,095,757
    EQ/Alliance Intermediate Government Securities ..........     $   662,391
    EQ/Alliance International ...............................     $ 2,092,025
    EQ/Alliance Premier Growth ..............................     $ 4,428,452
    EQ/Alliance Quality Bond ................................     $ 5,072,323
    EQ/Alliance Small Cap Growth ............................     $ 2,539,266
    EQ/Alliance Technology ..................................     $   767,423
    EQ/AXP New Dimensions** .................................     $     5,966
    EQ/AXP Strategy Aggressive** ............................     $    13,152
    EQ/Balanced .............................................     $ 6,561,045
    EQ/Bernstein Diversified Value ..........................     $   628,525
    EQ/Calvert Socially Responsible .........................     $    11,302
    EQ/Capital Guardian International .......................     $   626,795
    EQ/Capital Guardian Research ............................     $   208,482
    EQ/Capital Guardian U.S. Equity .........................     $   566,520
    EQ/Emerging Markets Equity ..............................     $ 2,414,057

PORTFOLIO***                                          ADVISORY FEE PAID
---------------------------------------------------- ------------------
    EQ/Equity 500 Index ............................     $3,112,261
    EQ/Evergreen Foundation** ......................     $   61,715
    EQ/Evergreen Omega .............................     $   40,963
    EQ/FI Mid Cap ..................................     $   31,208
    EQ/FI Small/Mid Cap Value ......................     $  710,338
    EQ/High Yield ..................................     $2,300,077
    EQ/International Equity Index** ................     $  162,197
    EQ/J.P. Morgan Core Bond .......................     $  536,595
    EQ/Janus Large Cap Growth ......................     $   43,234
    EQ/Lazard Small Cap Value ......................     $  579,357
    EQ/Mercury Basic Value Equity ..................     $1,297,466
    EQ/MFS Emerging Growth Companies ...............     $7,077,722
    EQ/MFS Investors Trust .........................     $  630,436
    EQ/MFS Research** ..............................     $2,828,630
    EQ/Money Market ................................     $2,344,908
    EQ/Putnam Balanced** ...........................     $  490,954
    EQ/Putnam Growth & Income Value ................     $2,216,032
    EQ/Putnam International Equity .................     $2,011,142
    EQ/Putnam Voyager ..............................     $1,835,725
    EQ/Small Company Index .........................     $   36,788
    EQ/T. Rowe Price International Stock** .........     $1,170,972
    Mercury World Strategy** .......................     $  199,186
    T. Rowe Price Equity Income** ..................     $1,000,656

----------
* No advisory fees were paid to Provident, Marsico or PIMCO during the year ended December 31, 2000 and no advisory fees were paid to Fidelity, on behalf of the EQ/FI Small/Mid Cap Value Portfolio, prior to July 24, 2000. The EQ/Alliance Technology Portfolio commenced operations on May 1, 2000. The EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth Portfolios commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had no operations during the fiscal year ended December 31, 2000.

** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/ International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."

                     CALENDAR YEAR ENDED DECEMBER 31, 2001

PORTFOLIO***                                                   ADVISORY FEE PAID
------------------------------------------------------------- ------------------
    Alliance Conservative Investors** .......................     $   620,271
    EQ/Aggressive Stock .....................................     $ 7,596,869
    EQ/Alliance Common Stock ................................     $30,111,353
    EQ/Alliance Global** ....................................     $ 6,142,554
    EQ/Alliance Growth and Income ...........................     $ 6,435,954
    EQ/Alliance Growth Investors** ..........................     $ 7,242,852
    EQ/Alliance Intermediate Government Securities ..........     $   781,663
    EQ/Alliance International ...............................     $ 1,310,753
    EQ/Alliance Premier Growth ..............................     $ 5,327,420
    EQ/Alliance Quality Bond ................................     $   941,410
    EQ/Alliance Small Cap Growth ............................     $ 4,063,203
    EQ/Alliance Technology ..................................     $ 1,925,562
    EQ/AXP New Dimensions** .................................     $    67,364
    EQ/AXP Strategy Aggressive** ............................     $    80,205
    EQ/Balanced .............................................     $ 6,635,495
    EQ/Bernstein Diversified Value ..........................     $ 1,257,510
    EQ/Calvert Socially Responsible .........................     $    16,070
    EQ/Capital Guardian International .......................     $   705,172
    EQ/Capital Guardian Research ............................     $   464,077
    EQ/Capital Guardian U.S. Equity .........................     $   808,411
    EQ/Emerging Markets Equity ..............................     $ 1,755,888
    EQ/Equity 500 Index .....................................     $ 1,290,370
    EQ/Evergreen Foundation** ...............................     $    30,330
    EQ/Evergreen Omega ......................................     $    54,824
    EQ/FI Mid Cap ...........................................     $   508,784
    EQ/FI Small/Mid Cap Value ...............................     $ 1,425,585
    EQ/High Yield* ..........................................     $ 1,766,883
    EQ/International Equity Index** .........................     $   139,797
    EQ/J.P. Morgan Core Bond ................................     $   839,227
    EQ/Janus Large Cap Growth ...............................     $   615,756
    EQ/Lazard Small Cap Value ...............................     $   748,306
    EQ/Marsico Focus* .......................................     $     6,995
    EQ/Mercury Basic Value Equity ...........................     $ 1,820,326
    EQ/MFS Emerging Growth Companies ........................     $ 4,702,345
    EQ/MFS Investors Trust ..................................     $   804,838
    EQ/MFS Research** .......................................     $ 2,509,549
    EQ/Money Market .........................................     $ 1,929,143
    EQ/Putnam Balanced** ....................................     $   205,674
    EQ/Putnam Growth & Income Value .........................     $ 2,365,725
    EQ/Putnam International Equity ..........................     $ 1,935,125
    EQ/Putnam Voyager .......................................     $ 1,526,755
    EQ/Small Company Index ..................................     $    36,941
    EQ/T. Rowe Price International Stock** ..................     $ 1,050,849
    Mercury World Strategy** ................................     $    68,814
    T. Rowe Price Equity Income** ...........................     $   432,836

----------
* No advisory fee was paid to PIMCO during the year ended December 31, 2001. The EQ/Marsico Focus Portfolio commenced operations on September 1, 2001.

** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/ International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2002

PORTFOLIO***                                                   ADVISORY FEE PAID
------------------------------------------------------------- ------------------
    EQ/Aggressive Stock .....................................     $ 5,520,857
    EQ/Alliance Common Stock ................................     $21,031,319
    EQ/Alliance Global** ....................................     $ 4,808,443
    EQ/Alliance Growth and Income ...........................     $ 6,026,574
    EQ/Alliance Growth Investors** ..........................     $ 3,937,296
    EQ/Alliance Intermediate Government Securities ..........     $ 1,332,024
    EQ/Alliance International ...............................     $ 1,534,786
    EQ/Alliance Premier Growth ..............................     $ 3,845,643
    EQ/Alliance Quality Bond ................................     $   879,825
    EQ/Alliance Small Cap Growth ............................     $ 3,687,412
    EQ/Alliance Technology ..................................     $ 1,331,789
    EQ/AXP New Dimensions** .................................     $    54,909
    EQ/AXP Strategy Aggressive** ............................     $    48,797
    EQ/Balanced .............................................     $ 6,448,000
    EQ/Bernstein Diversified Value ..........................     $ 1,847,848
    EQ/Calvert Socially Responsible .........................     $    28,109
    EQ/Capital Guardian International .......................     $   691,835
    EQ/Capital Guardian Research ............................     $   765,354
    EQ/Capital Guardian U.S. Equity .........................     $ 1,049,482
    EQ/Emerging Markets Equity ..............................     $ 1,826,513
    EQ/Equity 500 Index .....................................     $   906,103
    EQ/Evergreen Omega ......................................     $    96,587
    EQ/FI Mid Cap ...........................................     $ 1,139,358
    EQ/FI Small/Mid Cap Value ...............................     $ 2,952,158
    EQ/High Yield ...........................................     $ 1,349,933
    EQ/International Equity Index*,** .......................     $   116,888
    EQ/J.P. Morgan Core Bond ................................     $ 1,215,935
    EQ/Janus Large Cap Growth ...............................     $   839,312
    EQ/Lazard Small Cap Value ...............................     $ 1,321,561
    EQ/Marsico Focus ........................................     $   347,579
    EQ/Mercury Basic Value Equity ...........................     $ 2,337,691

PORTFOLIO***                                          ADVISORY FEE PAID
---------------------------------------------------- ------------------
    EQ/MFS Emerging Growth Companies ...............     $3,223,829
    EQ/MFS Investors Trust .........................     $  765,146
    EQ/MFS Research** ..............................     $1,704,208
    EQ/Money Market ................................     $2,137,501
    EQ/Putnam Growth & Income Value ................     $2,187,599
    EQ/Putnam International Equity .................     $2,298,615
    EQ/Putnam Voyager ..............................     $1,147,252
    EQ/Small Company Index* ........................     $   42,818
    EQ/T. Rowe Price International Stock** .........     $  330,943

----------
* No advisory fees were paid to Alliance, on behalf of EQ/Small Company Index Portfolio or EQ/International Equity Index Portfolio, prior to January 2, 2003.

** EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."

The Manager recommends Advisers for each Portfolio to the Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Trust has received an exemptive order from the SEC ("Multi-Manager Order") that permits the Manager, subject to certain conditions, to enter into Advisory Agreements with Advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the Multi-Manager Order, the Manager is able, subject to the approval of the Trustees, but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular Advisory Agreements or continue the employment of existing Advisers after events that under the 1940 Act and the Advisory Agreements would cause an automatic termination of the agreement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in Section 2(a)(3) of the 1940
Act) ("Affiliated Adviser"), such as Alliance Capital Management L.P., unless the investment advisory agreement with the Affiliated Adviser, including compensation thereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval would not be required for the termination of Advisory Agreements, shareholders of a Portfolio would continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

When a Portfolio has more than one Adviser, the assets of each Portfolio are allocated by the Manager among the Advisers selected for the Portfolio. Each Adviser has discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with each Portfolio's investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Adviser provides any services to any Portfolio except asset management and related administrative and recordkeeping services. However, an Adviser or its affiliated broker-dealer may execute portfolio transactions for a Portfolio and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.


THE ADMINISTRATOR

Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. Pursuant to a sub-administration arrangement, the Manager relies on J.P. Morgan Investors Services Co. ("J.P. Morgan Services") to provide the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

During the years ended, December 31, 2000, 2001 and 2002, respectively, the Trust, with respect to each Portfolio, paid the following fees for administrative services. For the period January 1, 2000 through April 30, 2000, such fees were paid to Chase Global Funds Services, LLC, J.P. Morgan Services' predecessor. Thereafter, such fees were paid to Equitable:


                     CALENDAR YEAR ENDED DECEMBER 31, 2000*




PORTFOLIO***                                                   ADMINISTRATION FEE
------------------------------------------------------------- -------------------
    Alliance Conservative Investors** .......................      $  177,668
    EQ/Aggressive Stock .....................................      $  940,971
    EQ/Alliance Common Stock ................................      $3,328,626
    EQ/Alliance Global** ....................................      $  506,239
    EQ/Alliance Growth and Income ...........................      $  398,507
    EQ/Alliance Growth Investors** ..........................      $  673,114
    EQ/Alliance Intermediate Government Securities ..........      $   76,389
    EQ/Alliance International ...............................      $  155,570
    EQ/Alliance Premier Growth ..............................      $  309,567
    EQ/Alliance Quality Bond ................................      $  140,474
    EQ/Alliance Small Cap Growth ............................      $  185,237
    EQ/Alliance Technology ..................................      $   50,038
    EQ/AXP New Dimensions** .................................      $    9,575
    EQ/AXP Strategy Aggressive** ............................      $    9,949
    EQ/Balanced .............................................      $  577,900
    EQ/Bernstein Diversified Value ..........................      $   87,013
    EQ/Calvert Socially Responsible .........................      $   36,198
    EQ/Capital Guardian International .......................      $   68,858
    EQ/Capital Guardian Research ............................      $   51,929
    EQ/Capital Guardian U.S. Equity .........................      $   67,063
    EQ/Emerging Markets Equity ..............................      $  106,549
    EQ/Equity 500 Index .....................................      $  619,702
    EQ/Evergreen Foundation** ...............................      $   38,571
    EQ/Evergreen Omega ......................................      $   36,402
    EQ/FI Mid Cap ...........................................      $   11,647
    EQ/FI Small/Mid Cap Value ...............................      $   65,443
    EQ/High Yield ...........................................      $  145,277
    EQ/International Equity Index** .........................      $  129,528
    EQ/J.P. Morgan Core Bond ................................      $   98,554
    EQ/Janus Large Cap Growth ...............................      $   12,050

PORTFOLIO***                                          ADMINISTRATION FEE
---------------------------------------------------- -------------------
    EQ/Lazard Small Cap Value ......................       $ 67,294
    EQ/Mercury Basic Value Equity ..................       $110,043
    EQ/MFS Emerging Growth Companies ...............       $534,921
    EQ/MFS Investors Trust .........................       $ 88,754
    EQ/MFS Research** ..............................       $219,307
    EQ/Money Market ................................       $323,793
    EQ/Putnam Balanced** ...........................       $ 67,036
    EQ/Putnam Growth & Income Value ................       $150,133
    EQ/Putnam International Equity .................       $132,228
    EQ/Putnam Voyager ..............................       $144,256
    EQ/Small Company Index .........................       $136,375
    EQ/T. Rowe Price International Stock** .........       $125,836
    Mercury World Strategy** .......................       $ 56,773
    T. Rowe Price Equity Income** ..................       $ 95,373

----------
* The EQ/Alliance Technology Portfolio commenced operations on May 1, 2000. The EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap, and EQ/Janus Large Cap Growth Portfolios commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had no operations during the fiscal year ended December 31, 2000.

** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."

                     CALENDAR YEAR ENDED DECEMBER 31, 2001*

PORTFOLIO***                                                   ADMINISTRATION FEE
------------------------------------------------------------- -------------------
    Alliance Conservative Investors** .......................      $   62,203
    EQ/Aggressive Stock .....................................      $  958,214
    EQ/Alliance Common Stock ................................      $3,386,664
    EQ/Alliance Global** ....................................      $  409,586
    EQ/Alliance Growth and Income ...........................      $  587,122
    EQ/Alliance Growth Investors** ..........................      $  642,800
    EQ/Alliance Intermediate Government Securities ..........      $  117,102
    EQ/Alliance International ...............................      $  114,893
    EQ/Alliance Premier Growth ..............................      $  321,573

PORTFOLIO***                                          ADMINISTRATION FEE
---------------------------------------------------- -------------------
    EQ/Alliance Quality Bond .......................       $130,875
    EQ/Alliance Small Cap Growth ...................       $254,863
    EQ/Alliance Technology .........................       $123,705
    EQ/AXP New Dimensions** ........................       $ 42,498
    EQ/AXP Strategy Aggressive** ...................       $ 43,229
    EQ/Balanced ....................................       $784,589
    EQ/Bernstein Diversified Value .................       $129,133
    EQ/Calvert Socially Responsible ................       $ 37,745
    EQ/Capital Guardian International ..............       $ 69,052
    EQ/Capital Guardian Research ...................       $ 67,043
    EQ/Capital Guardian U.S. Equity ................       $ 85,144
    EQ/Emerging Markets Equity .....................       $ 80,087
    EQ/Equity 500 Index ............................       $735,621
    EQ/Evergreen Foundation** ......................       $ 13,098
    EQ/Evergreen Omega .............................       $ 43,941
    EQ/FI Mid Cap ..................................       $ 65,943
    EQ/FI Small/Mid Cap Value ......................       $107,891
    EQ/High Yield ..................................       $173,616
    EQ/International Equity Index** ................       $ 62,639
    EQ/J.P. Morgan Core Bond .......................       $118,445
    EQ/Janus Large Cap Growth ......................       $ 65,569
    EQ/Lazard Small Cap Value ......................       $ 74,741
    EQ/Marsico Focus* ..............................       $ 10,415
    EQ/Mercury Basic Value Equity ..................       $155,677
    EQ/MFS Emerging Growth Companies ...............       $395,736
    EQ/MFS Investors Trust .........................       $100,211
    EQ/MFS Research** ..............................       $221,874
    EQ/Money Market ................................       $486,041
    EQ/Putnam Balanced** ...........................       $ 21,461
    EQ/Putnam Growth & Income Value ................       $174,328
    EQ/Putnam International Equity .................       $108,155
    EQ/Putnam Voyager ..............................       $ 97,732
    EQ/Small Company Index .........................       $ 60,066
    EQ/T. Rowe Price International Stock** .........       $ 76,411
    Mercury World Strategy** .......................       $ 14,728
    T. Rowe Price Equity Income** ..................       $ 37,963

----------
*     The EQ/Marisico Focus Portfolio commenced operations on September 1,
      2001.

** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2002

PORTFOLIO**                                                    ADMINISTRATION FEE
------------------------------------------------------------- -------------------
    EQ/Aggressive Stock .....................................      $  810,263
    EQ/Alliance Common Stock ................................      $2,675,269
    EQ/Alliance Global* .....................................      $  300,095
    EQ/Alliance Growth and Income ...........................      $  609,095
    EQ/Alliance Growth Investors* ...........................      $  505,109
    EQ/Alliance Intermediate Government Securities ..........      $  201,339
    EQ/Alliance International ...............................      $  134,026
    EQ/Alliance Premier Growth ..............................      $  280,148
    EQ/Alliance Quality Bond ................................      $  158,454
    EQ/Alliance Small Cap Growth ............................      $  242,462
    EQ/Alliance Technology ..................................      $  105,006
    EQ/AXP New Dimensions* ..................................      $   20,008
    EQ/AXP Strategy Aggressive* .............................      $   19,781
    EQ/Balanced .............................................      $  881,182
    EQ/Bernstein Diversified Value ..........................      $  230,228
    EQ/Calvert Socially Responsible .........................      $   32,914
    EQ/Capital Guardian International .......................      $   58,433
    EQ/Capital Guardian Research ............................      $   73,409
    EQ/Capital Guardian U.S. Equity .........................      $   91,238
    EQ/Emerging Markets Equity ..............................      $   83,862
    EQ/Equity 500 Index .....................................      $  734,593
    EQ/Evergreen Omega ......................................      $   35,182
    EQ/FI Mid Cap ...........................................      $   93,643
    EQ/FI Small/Mid Cap Value ...............................      $  187,408
    EQ/High Yield ...........................................      $  210,353
    EQ/International Equity Index** .........................      $   50,140
    EQ/J.P. Morgan Core Bond ................................      $  182,767
    EQ/Janus Large Cap Growth ...............................      $   71,878
    EQ/Lazard Small Cap Value ...............................      $   93,799
    EQ/Marsico Focus ........................................      $   50,350
    EQ/Mercury Basic Value Equity ...........................      $  209,366
    EQ/MFS Emerging Growth Companies ........................      $  387,015
    EQ/MFS Investors Trust ..................................      $   91,117
    EQ/MFS Research* ........................................      $  182,391
    EQ/Money Market .........................................      $  588,885
    EQ/Putnam Growth & Income Value .........................      $  188,120
    EQ/Putnam International Equity ..........................      $  141,035
    EQ/Putnam Voyager .......................................      $  107,533
    EQ/Small Company Index ..................................      $   52,170
    EQ/T. Rowe Price International Stock* ...................      $   26,075

----------
* EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


THE DISTRIBUTORS

The Trust has distribution agreements with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (each also referred to as a "Distributor," and together "Distributors"), in which AXA Advisors and AXA Distributors serve as Distributors for the Trust's Class IA shares and Class IB shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable and the address for each is 1290 Avenue of the Americas, New York, New York 10104.

The Trust's distribution agreements with respect to the Class IA shares and Class IB shares ("Distribution Agreements") were reapproved by the Board of Trustees at a Board meeting held on July 10, 2002. The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class IB Distribution Plan or any such related agreement ("Independent Trustees") and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class IB shares of the Trust ("Class IB Distribution Plan"). The Trust's Class IB shares may pay an annual distribution fee of up to 0.50% of their average daily net assets. However, under the Distribution Agreements, payments to the Distributors under the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. There is no distribution plan with respect to Class IA shares and the Portfolios pay no distribution fees with respect to those shares. The Distributors or their affiliates for the Class IA shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class IA shares to prospective Contract owners and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IA shares to prospective Contract owners.

On July 10, 2002, the Board of Trustees of the Trust, including the Independent Trustees, considered the reapproval of the Class IB Distribution Plan. In connection with its consideration of the Class IB Distribution Plan, the Board of Trustees was furnished with a copy of the Class IB Distribution Plan and the related materials, including information related to the advantages and disadvantages of the Class IB Distribution Plan. Legal counsel for the Independent Trustees discussed the legal and regulatory considerations in readopting the Class IB Distribution Plan.

The Board of Trustees considered various factors in connection with its decision as to whether to reapprove the Class IB Distribution Plan, including:
(i) the nature and causes of the circumstances which make continuation of the Class IB Distribution Plan, necessary and appropriate;
(ii) the way in which the Class IB Distribution Plan would continue to address those circumstances, including the nature and potential amount of expenditures;
(iii) the nature of the anticipated benefits; (iv) the possible benefits of the Class IB Distribution Plan to any other person relative to those of the Trust;
(v) the effect of the Class IB Distribution Plan on existing Contract owners;
(vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the variable products industry; and (viii) the relationship of the Class IB Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board of Trustees, including the Independent Trustees, unanimously determined, in the exercise of its business judgment, that the Class IB Distribution Plan is reasonably likely to continue to benefit the Trust and the shareholders of the Portfolios and approved its continuance.

Pursuant to the Class IB Distribution Plan, the Trust compensates the Distributors from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of that class of shares. Generally, the 12b-1 fees are paid to the Distributors on a monthly basis. A portion of the amounts received by the Distributors will be used to defray various costs incurred or paid by the Distributors in connection with the printing and mailing of Trust prospectuses, statements of additional information, and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributors may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Class IB Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to a class of shares regardless of the level of expenditures by the Distributors. The Trustees, however, take into account such expenditures for purposes of reviewing operations under the Class IB Distribution Plan and in connection with their annual consideration of the Class IB Distribution Plan's renewal. The Distributors' expenditures include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributors determine is primarily intended to result in the sale of Class IB shares.

The Distributors pay all fees and expenses in connection with their respective qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, each Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. AXA Advisors also serves as the Distributor for shares of the Trust to the Equitable Plan. Each Distribution Agreement provides that the Distributors shall accept orders for shares at net asset value without sales commissions or loads being charged. The Distributors have made no firm commitment to acquire shares of any Portfolio.

The Class IB Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributors of the Class IB shares in connection with the Class IB Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Class IB Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class IB Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class IB shares of the Portfolio or by vote of a majority of the Independent Trustees. The Class IB Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.50% of average daily net assets annually) that may be spent for distribution of Class IB shares of any Portfolio without the approval of Class IB shareholders of that Portfolio.

The table below shows the amount paid by each Portfolio to each of the Distributors pursuant to the Distribution Plan for the year ended December 31, 2002:

                                                            DISTRIBUTION FEE         DISTRIBUTION FEE             TOTAL
PORTFOLIO**                                               PAID TO AXA ADVISORS   PAID TO AXA DISTRIBUTORS   DISTRIBUTION FEES
-------------------------------------------------------- ---------------------- -------------------------- ------------------
EQ/Aggressive Stock ....................................       $  276,000               $  178,146             $  454,146
EQ/Alliance Common Stock ...............................       $2,153,059               $1,281,520             $3,434,579
EQ/Alliance Global* ....................................       $  332,224               $   50,152             $  382,376
EQ/Alliance Growth and Income ..........................       $1,584,084               $   68,549             $1,652,633
EQ/Alliance Growth Investors* ..........................       $  565,752               $   86,397             $  652,149
EQ/Alliance Intermediate Government Securities .........       $  739,962               $  117,574             $  857,536
EQ/Alliance International ..............................       $  134,403               $   12,107             $  146,510
EQ/Alliance Premier Growth .............................       $1,104,326               $  703,003             $1,807,329
EQ/Alliance Quality Bond ...............................       $  190,468               $   70,351             $  260,819
EQ/Alliance Small Cap Growth ...........................       $  461,258               $  387,899             $  849,157
EQ/Alliance Technology .................................       $  421,940               $  188,297             $  610,237
EQ/AXP New Dimensions* .................................       $   26,811               $      671             $   27,482
EQ/AXP Strategy Aggressive* ............................       $   24,199               $      236             $   24,435
EQ/Balanced ............................................       $  885,609               $   91,761             $  977,370
EQ/Bernstein Diversified Value .........................       $1,023,564               $  722,668             $1,746,232
EQ/Calvert Socially Responsible ........................       $   15,847               $    4,198             $   20,045
EQ/Capital Guardian International ......................       $   13,800               $  252,110             $  265,910
EQ/Capital Guardian Research ...........................       $  147,778               $  258,809             $  406,587
EQ/Capital Guardian U.S. Equity ........................       $  148,151               $  393,062             $  541,213
EQ/Emerging Markets Equity .............................       $  364,411               $  143,836             $  508,247
EQ/Equity 500 Index ....................................       $  962,234               $1,180,173             $2,142,407
EQ/Evergreen Omega .....................................       $   30,167               $   13,703             $   43,870
EQ/FI Mid Cap ..........................................       $  340,375               $  230,307             $  570,782
EQ/FI Small/Mid Cap Value ..............................       $1,161,118               $  290,485             $1,451,603
EQ/High Yield ..........................................       $  312,686               $  422,983             $  735,669
EQ/International Equity Index* .........................       $   43,227               $  151,416             $  194,643
EQ/J.P. Morgan Core Bond ...............................       $  100,221               $1,313,640             $1,413,861
EQ/Janus Large Cap Growth ..............................       $  206,350               $  189,871             $  396,221
EQ/Lazard Small Cap Value ..............................       $  103,269               $  499,147             $  602,416
EQ/Marsico Focus .......................................       $  110,688               $   82,381             $  193,069
EQ/Mercury Basic Value Equity ..........................       $1,273,605               $  346,659             $1,620,264
EQ/MFS Emerging Growth Companies .......................       $1,874,049               $  624,961             $2,499,010
EQ/MFS Investors Trust .................................       $   81,073               $  465,292             $  546,365
EQ/MFS Research* .......................................       $  573,493               $  667,874             $1,241,367
EQ/Money Market ........................................       $1,251,562               $1,555,128             $2,806,690
EQ/Putnam Growth & Income Value ........................       $  337,730               $  981,742             $1,319,472
EQ/Putnam International Equity .........................       $  348,317               $  678,859             $1,027,176
EQ/Putnam Voyager ......................................       $    6,130               $  595,953             $  602,083
EQ/Small Company Index .................................       $   66,144               $  147,780             $  213,924
EQ/T. Rowe Price International Stock* ..................       $  158,728               $      293             $  159,021

----------
* EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

** On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/ Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


BROKERAGE ALLOCATION AND OTHER STRATEGIES

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Advisers, as appropriate, seek to obtain the best net price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent they may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over the counter or listed, and that listed securities may be purchased in the over the counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over the counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to the Manager, or the Advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Manager and Advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.

The Manager and Advisers, subject to seeking the most favorable price and best execution and in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc., may consider sales of shares of the Trust as a factor in the selection of broker-dealers. The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to (i) pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the Management Agreement ("Directed Brokerage"); or (ii) reward brokers for past sales of Trust shares ("Reward Brokerage"). The Trustees will review the levels of Directed Brokerage and Reward Brokerage for each Portfolio on a quarterly basis. A Portfolio may seek to recapture only soliciting broker-dealer fees on the tender of portfolio securities. From time to time, the Trustees will review whether the recapture for the benefit of the Portfolios of some portion of the brokerage commissions or similar fees paid by the Portfolios on portfolio transactions is legally permissible and advisable.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act") and by policies adopted by the Trustees, the Manager and Advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction. To obtain the benefit of Section 28(e), the Manager or the relevant Adviser must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide the Manager or the Adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities. Accordingly, the price to a Portfolio in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Certain Advisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide an Adviser with research in addition to selling the securities (at the fixed public offering price) to the portfolio. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the portfolio, Adviser's other clients and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances.

The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, anonymity, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, confidentiality, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager's and Advisers' expenses in managing the Portfolios. For the fiscal year ended December 31, 2002, certain of the Advisers allocated a substantial portion of their applicable Portfolio's brokerage business to brokers that provided such research services.


During the years ended December 31, 2000, 2001 and 2002, respectively, the Portfolios paid the amounts indicated in brokerage commissions:


                     CALENDAR YEAR ENDED DECEMBER 31, 2000*

PORTFOLIO***                                                 BROKERAGE COMMISSIONS PAID
----------------------------------------------------------- ---------------------------
  Alliance Conservative Investors** .......................         $   253,290
  EQ/Aggressive Stock .....................................         $13,589,547
  EQ/Alliance Common Stock ................................         $ 9,887,297
  EQ/Alliance Global** ....................................         $ 3,268,839
  EQ/Alliance Growth and Income ...........................         $ 2,606,443
  EQ/Alliance Growth Investors** ..........................         $ 2,728,213
  EQ/Alliance Intermediate Government Securities ..........         $    33,564
  EQ/Alliance International ...............................         $ 1,311,708
  EQ/Alliance Premier Growth ..............................         $ 3,619,596
  EQ/Alliance Quality Bond ................................         $        --
  EQ/Alliance Small Cap Growth ............................         $ 1,375,185
  EQ/Alliance Technology ..................................         $   238,736
  EQ/AXP New Dimensions** .................................         $     3,003
  EQ/AXP Strategy Aggressive** ............................         $     5,132
  EQ/Balanced .............................................         $ 2,630,048
  EQ/Bernstein Diversified Value ..........................         $   168,066
  EQ/Calvert Socially Responsible .........................         $     4,212
  EQ/Capital Guardian International .......................         $   197,460

PORTFOLIO***                                        BROKERAGE COMMISSIONS PAID
-------------------------------------------------- ---------------------------
  EQ/Capital Guardian Research ...................          $   88,147
  EQ/Capital Guardian U.S. Equity ................          $  160,293
  EQ/Emerging Markets Equity .....................          $1,423,232
  EQ/Equity 500 Index ............................          $  407,206
  EQ/Evergreen Foundation** ......................          $   20,906
  EQ/Evergreen Omega .............................          $   15,553
  EQ/FI Mid Cap ..................................          $   19,629
  EQ/FI Small/Mid Cap Value ......................          $  747,863
  EQ/High Yield ..................................          $       --
  EQ/International Equity Index** ................          $   99,731
  EQ/Janus Large Cap Growth ......................          $   26,718
  EQ/J.P. Morgan Core Bond .......................          $   33,116
  EQ/Lazard Small Cap Value ......................          $  218,954
  EQ/Mercury Basic Value Equity ..................          $  701,631
  EQ/MFS Emerging Growth Companies ...............          $4,797,802
  EQ/MFS Investors Trust .........................          $  247,963
  EQ/MFS Research** ..............................          $1,324,447
  EQ/Money Market ................................          $       --
  EQ/Putnam Balanced** ...........................          $  142,100
  EQ/Putnam Growth & Income Value ................          $  817,702
  EQ/Putnam International Equity .................          $1,526,188
  EQ/Putnam Voyager ..............................          $  444,203
  EQ/Small Company Index .........................          $   39,655
  EQ/T. Rowe Price International Stock** .........          $  468,260
  Mercury World Strategy** .......................          $  109,087
  T. Rowe Price Equity Income** ..................          $  210,442

----------
* The EQ/Alliance Technology Portfolio commenced operations on May 1, 2000. The EQ/AXP New Dimensions, EQ/AXP Strategy Aggressive, EQ/FI Mid Cap and EQ/Janus Large Cap Growth Portfolios commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had no operations during the fiscal year ended December 31, 2000.

** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."

                     CALENDAR YEAR ENDED DECEMBER 31, 2001

PORTFOLIO***                                                 BROKERAGE COMMISSIONS PAID
----------------------------------------------------------- ---------------------------
  Alliance Conservative Investors** .......................          $   70,571
  EQ/Aggressive Stock .....................................          $9,041,231
  EQ/Alliance Common Stock ................................          $7,829,868
  EQ/Alliance Global** ....................................          $1,936,048
  EQ/Alliance Growth and Income ...........................          $4,765,545
  EQ/Alliance Growth Investors** ..........................          $3,545,817
  EQ/Alliance Intermediate Government Securities ..........          $   28,471
  EQ/Alliance International ...............................          $  658,013
  EQ/Alliance Premier Growth ..............................          $3,070,532
  EQ/Alliance Quality Bond ................................          $        -
  EQ/Alliance Small Cap Growth ............................          $1,520,168
  EQ/Alliance Technology ..................................          $  275,206
  EQ/AXP New Dimensions** .................................          $   11,592
  EQ/AXP Strategy Aggressive** ............................          $   32,326
  EQ/Balanced .............................................          $2,438,092
  EQ/Bernstein Diversified Value ..........................          $  968,218
  EQ/Calvert Socially Responsible .........................          $    5,681
  EQ/Capital Guardian International .......................          $  169,681
  EQ/Capital Guardian Research ............................          $  113,090
  EQ/Capital Guardian U.S. Equity .........................          $  184,720
  EQ/Emerging Markets Equity ..............................          $1,225,262
  EQ/Equity 500 Index .....................................          $  137,850
  EQ/Evergreen Foundation** ...............................          $   14,103
  EQ/Evergreen Omega ......................................          $   39,413
  EQ/FI Mid Cap ...........................................          $  711,030
  EQ/FI Small/Mid Cap Value ...............................          $  797,920
  EQ/High Yield ...........................................          $        -
  EQ/International Equity Index** .........................          $  105,424
  EQ/J.P. Morgan Core Bond ................................          $  102,862
  EQ/Janus Large Cap Growth ...............................          $  198,107
  EQ/Lazard Small Cap Value ...............................          $  365,400
  EQ/Marsico Focus* .......................................          $   12,328
  EQ/Mercury Basic Value Equity ...........................          $1,248,993
  EQ/MFS Emerging Growth Companies ........................          $6,578,440
  EQ/MFS Investors Trust ..................................          $  432,550
  EQ/MFS Research** .......................................          $1,470,705
  EQ/Money Market .........................................          $        -
  EQ/Putnam Balanced** ....................................          $   50,899
  EQ/Putnam Growth & Income Value .........................          $1,200,456
  EQ/Putnam International Equity ..........................          $  829,183
  EQ/Putnam Voyager .......................................          $  609,590
  EQ/Small Company Index ..................................          $   21,620
  EQ/T. Rowe Price International Stock** ..................          $  283,877
  Mercury World Strategy** ................................          $   31,410
  T. Rowe Price Equity Income** ...........................          $   46,114

----------
*     The EQ/Marsico Focus Portfolio commenced operations on September 1, 2001.

** T. Rowe Price Equity Income, Alliance Conservative Investors, EQ/Putnam Balanced, Mercury World Strategy and EQ/Evergreen Foundation were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance

      Growth Investors and EQ/MFS Research were discontinued on November 22, 2002. EQ/ International Equity Index Portfolio will not be offered after May 2, 2003.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2002

PORTFOLIO**                                                  BROKERAGE COMMISSIONS PAID
----------------------------------------------------------- ---------------------------
  EQ/Aggressive Stock .....................................         $ 6,325,893
  EQ/Alliance Common Stock ................................         $39,763,974
  EQ/Alliance Global* .....................................         $ 2,475,831
  EQ/Alliance Growth and Income ...........................         $ 5,223,002
  EQ/Alliance Growth Investors* ...........................         $ 1,832,712
  EQ/Alliance Intermediate Government Securities ..........         $    25,164
  EQ/Alliance International ...............................         $ 1,163,710
  EQ/Alliance Premier Growth ..............................         $ 2,728,875
  EQ/Alliance Quality Bond ................................         $         0
  EQ/Alliance Small Cap Growth ............................         $ 3,054,920
  EQ/Alliance Technology ..................................         $   961,317
  EQ/AXP New Dimensions* ..................................         $    10,170
  EQ/AXP Strategy Aggressive* .............................         $    25,485
  EQ/Balanced .............................................         $ 3,470,583
  EQ/Bernstein Diversified Value ..........................         $   939,778
  EQ/Calvert Socially Responsible .........................         $    31,675
  EQ/Capital Guardian International .......................         $   130,059
  EQ/Capital Guardian Research ............................         $ 1,463,172
  EQ/Capital Guardian U.S. Equity .........................         $   433,628
  EQ/Emerging Markets Equity ..............................         $   755,402
  EQ/Equity 500 Index .....................................         $   160,168
  EQ/Evergreen Omega ......................................         $   104,251
  EQ/FI Mid Cap ...........................................         $ 2,164,611
  EQ/FI Small/Mid Cap Value ...............................         $ 1,783,996
  EQ/High Yield ...........................................         $     7,261
  EQ/International Equity Index* ..........................         $    44,667
  EQ/J.P. Morgan Core Bond ................................         $   190,826
  EQ/Janus Large Cap Growth ...............................         $   269,652
  EQ/Lazard Small Cap Value ...............................         $ 1,210,615
  EQ/Marsico Focus ........................................         $   328,864
  EQ/Mercury Basic Value Equity ...........................         $ 1,758,338
  EQ/MFS Emerging Growth Companies ........................         $ 3,897,507
  EQ/MFS Investors Trust ..................................         $   437,274
  EQ/MFS Research* ........................................         $ 1,807,297
  EQ/Money Market .........................................         $         0
  EQ/Putnam Growth & Income Value .........................         $   690,349
  EQ/Putnam International Equity ..........................         $   955,861
  EQ/Putnam Voyager .......................................         $   821,752

PORTFOLIO**                                        BROKERAGE COMMISSIONS PAID
------------------------------------------------- ---------------------------
  EQ/Small Company Index ........................           $ 64,287
  EQ/T. Rowe Price International Stock* .........           $134,953

----------
* EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/AXP New Dimensions and EQ/AXP Strategy Aggressive were discontinued on July 12, 2002. EQ/Alliance Global, EQ/Alliance Growth Investors and EQ/MFS Research Portfolios were discontinued on November 22, 2002. EQ/International Equity Index Portfolio will not be offered after May 2, 2003.

** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of the EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the name of MFS Growth with Income Portfolio was changed to "EQ/MFS Investors Trust Portfolio." Also on May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio." On May 1, 2002, the name of the EQ/Alliance High Yield Portfolio was changed to "EQ/High Yield Portfolio" and the name of the EQ/Putnam Investors Growth Portfolio was changed to "EQ/Putnam Voyager Portfolio." On November 22, 2002, the name of EQ/Alliance Money Market Portfolio was changed to "EQ/Money Market Portfolio."


BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law and in accordance with procedures established by the Trust's Board of Trustees, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager, including Sanford C. Bernstein & Co., LLC ("Bernstein"), or Advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager or Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust relies on exemptive relief from the SEC that permits mutual funds managed by the Manager and advised by multiple advisers to engage in principal and brokerage transactions with a broker dealer affiliated with an adviser to the same Portfolio. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and brokers that are affiliates of an Adviser to a Portfolio for which that Adviser provides investment advice do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Advisers or their affiliates.

During the years ended December 31, 2000, 2001 and 2002, respectively, the following Portfolios paid the amounts indicated to the affiliated broker-dealers of the Manager or affiliates of the Advisers to each Portfolio.


                    CALENDAR YEAR ENDED DECEMBER 31, 2000*

                                                             AGGREGATE
                                         AFFILIATED          BROKERAGE
PORTFOLIO***                           BROKER-DEALER+     COMMISSIONS PAID
-----------------------------------   ----------------   -----------------
Alliance Conservative Investors**     DLJ                     $    250
EQ/Aggressive Stock                   DLJ                     $     70
EQ/Alliance Common Stock              DLJ                     $206,190
EQ/Alliance Growth & Income           DLJ                     $127,749
EQ/Alliance Growth Investors**        DLJ                     $  5,000

                                                                     AGGREGATE
                                             AFFILIATED              BROKERAGE
PORTFOLIO***                               BROKER-DEALER+         COMMISSIONS PAID
-----------------------------------   ------------------------   -----------------
EQ/Balanced                           Bernstein                       $   627
                                      DLJ                             $10,560
                                      Prudential-Bache                $15,968
                                      Securities
EQ/Bernstein Diversified Value***     Bernstein                       $ 3,054
EQ/Calvert Socially Responsible       DLJ                             $     5
EQ/Capital Guardian International     DLJ                             $    22
EQ/Emerging Markets Equity            China International             $ 1,990
                                      Capital
                                      DLJ                             $42,738
                                      Morgan Stanley                  $17,956
                                      Bernstein                       $ 2,130
EQ/Evergreen Foundation**             Bernstein                       $    40
                                      DLJ                             $   949
                                      First Union Securities          $ 2,031
                                      Lieber & Co.                    $ 1,844
EQ/Evergreen Omega                    Bernstein                       $    30
                                      DLJ                             $   683
                                      First Union Securities          $ 1,547
                                      Lieber & Co.                    $ 1,637
EQ/Janus Large Cap Growth             Bernstein                       $    34
EQ/Mercury Basic Value Equity         Bernstein                       $12,720
                                      DLJ                             $ 6,210
                                      Merrill Lynch                   $94,296
EQ/T. Rowe Price International        DLJ                             $ 5,046
 Stock**
                                      Jardine Fleming                 $ 2,093
                                      Robert Fleming                  $11,037
Mercury World Strategy**              Bernstein                       $   774
                                      DLJ                             $   574
                                      Merrill Lynch                   $13,650
T. Rowe Price Equity Income**         DLJ                             $ 4,546

----------
+ Donaldson, Lufkin & Jenrette ("DLJ") was an affiliate of Equitable and its affiliates until November 3, 2000.

* The EQ/Janus Large Cap Growth Portfolio commenced operations on September 1, 2000. The EQ/Marsico Focus Portfolio is not included in the above table because it had not commenced operations by December 31, 2000.

** Alliance Conservative Investors, EQ/Evergreen Foundation, Mercury World Strategy and T. Rowe Price Equity Income were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/Alliance Growth Investors was discontinued on November 22, 2002.

*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio."


                     CALENDAR YEAR ENDED DECEMBER 31, 2001




                                                                                                     PERCENTAGE
                                                                  AGGREGATE       PERCENTAGE OF    OF TRANSACTIONS
                                          AFFILIATED              BROKERAGE      TOTAL BROKERAGE      (BASED ON
PORTFOLIO***                            BROKER-DEALER         COMMISSIONS PAID     COMMISSIONS     DOLLAR AMOUNTS)
-------------------------------- --------------------------- ------------------ ----------------- ----------------
EQ/Aggressive Stock              Bernstein                        $158,244             1.75%             1.53%
                                 Montgomery Securities            $279,411             3.09%             3.03%
EQ/Alliance Common Stock         Bernstein                        $250,518             4.05%             2.96%
EQ/Alliance Growth               Bernstein                        $874,995            24.68%            15.68%
 Investors**
EQ/Balanced                      Bernstein                        $144,059             5.91%             5.62%
                                 Merrill Lynch & Co., Inc.        $190,406             7.81%             6.70%
                                 Prudential-Bache                 $    232             0.01%             0.01%
                                 Securities
EQ/Bernstein Diversified Value   Bernstein                        $736,363            76.05%            78.24%
EQ/Calvert Socially              Bernstein                        $    285             5.02%             4.11%
 Responsible
EQ/Emerging Markets Equity       Morgan Stanley                   $ 13,959             1.42%             0.16%
EQ/Evergreen Foundation**        Bernstein                        $    325             2.30%             2.86%
                                 First Union Securities           $    230             1.63%             1.57%
EQ/Evergreen Omega               Bernstein                        $     60             0.15%             0.17%
                                 First Union Securities           $  7,077            17.95%            15.04%
EQ/Marsico Focus*                Bernstein                        $     40             0.33%             0.35%
                                 Montgomery Securities            $    380             3.08%             4.67%
EQ/Mercury Basic Value Equity    Bernstein                        $ 61,454             4.92%             4.65%
                                 Merrill Lynch                    $238,555            19.10%            22.38%
Mercury World Strategy**         Bernstein                        $    210             0.67%             0.79%
                                 Merrill Lynch & Co., Inc.        $  8,591            27.35%            24.44%
T. Rowe Price Equity Income**    Bernstein                        $  1,075             2.33%             1.57%

----------
*     The EQ/Marsico Focus Portfolio commenced operations on September 1, 2001.


** Alliance Conservative Investors, EQ/Evergreen Foundation, Mercury World Strategy and T. Rowe Price Equity Income were not offered after May 18, 2001. EQ/T. Rowe Price International Stock was discontinued on April 26, 2002. EQ/Alliance Growth Investors was discontinued on November 22, 2002.


*** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio."

                     CALENDAR YEAR ENDED DECEMBER 31, 2002




                                                                                                     PERCENTAGE
                                                                  AGGREGATE       PERCENTAGE OF    OF TRANSACTIONS
                                          AFFILIATED              BROKERAGE      TOTAL BROKERAGE      (BASED ON
PORTFOLIO**                             BROKER-DEALER         COMMISSIONS PAID     COMMISSIONS     DOLLAR AMOUNTS)
-------------------------------- --------------------------- ------------------ ----------------- ----------------
EQ/Aggressive Stock              Bernstein                       $   45,549            0.72%             0.30%
                                 Bank of America Corp.           $      315            0.00%             0.00%
EQ/Alliance Common Stock         Bernstein                       $4,051,810           10.19%             2.51%
EQ/Alliance Growth Investors*    Bernstein                       $  251,817           13.74%            14.77%
EQ/Alliance Growth and           Bernstein                       $  274,243            5.25%             0.81%
 Income
EQ/Alliance Premier Growth       Bernstein                       $    1,640            0.06%             0.02%
EQ/Alliance Small Cap Growth     Bernstein                       $   18,895            0.62%             0.25%
EQ/Alliance Technology           Bernstein                       $   24,408            2.54%             1.11%
EQ/Balanced                      Bernstein                       $   92,022            2.65%             0.05%
                                 Merrill Lynch & Co., Inc.       $   93,974            2.71%             0.75%
EQ/Bernstein Diversified Value   Bernstein                       $  487,258           51.85%            25.03%
EQ/Emerging Markets Equity       Morgan Stanley                  $    7,151            0.95%             0.82%
EQ/Evergreen Omega               Bernstein                       $      735            0.71%             0.78%
                                 Wachovia Bank                   $    1,220            1.17%             1.12%
EQ/Marsico Focus                 Bernstein                       $    1,229            0.37%             0.38%
                                 Bank of America Corp.           $   13,579            4.13%             3.02%
EQ/Mercury Basic Value Equity    Bernstein                       $   58,891            3.35%             0.08%
                                 Merrill Lynch                   $  270,873           15.41%             0.89%
EQ/Putnam Voyager                Bernstein                       $      281            0.03%             0.01%

----------
*     EQ/Alliance Growth Investors was discontinued on November 22, 2002.

** On March 1, 2001, the name of the Lazard Large Cap Value Portfolio was changed to "EQ/Bernstein Diversified Value Portfolio." On May 1, 2001, the name of EQ/Evergreen Portfolio was changed to "EQ/Evergreen Omega Portfolio." On May 18, 2001, the names of all the Portfolios were changed to include "EQ/." On September 1, 2001, the name of the EQ/Morgan Stanley Emerging Markets Equity Portfolio was changed to "EQ/Emerging Markets Equity Portfolio."



PURCHASE AND PRICING OF SHARES

The Trust will offer and sell its shares based on each Portfolio's net asset value per share, which will be determined in the manner set forth below.

The net asset value of the shares of each class of each Portfolio will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day as defined below. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its Classes will be accrued daily.

The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles and consistent with the 1940 Act:

     o The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) "General Items," if any, allocated to that Portfolio. "General Items" include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

     o The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, changes and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day." Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities (other than ADRs), it is the close of business in the applicable foreign country, with exchange rates determined at 12:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:


     o Stocks listed on national securities exchanges and certain over the counter issues traded on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

     o Foreign securities not traded directly, or in ADRs or similar form, in the U.S. are valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

     o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

     o Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities that mature in more than 60 days are valued at representative quoted prices. All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

     o Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     o Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     o Options are valued at their last sales price or, if not available, previous day's sales price. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

     o Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     o Forward foreign exchange contracts are valued by interrupting between the forward and spot currency notes as quoted by a pricing service as of a designated hour on the valuation date.

     o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

If the Trust determines that a material change in the value of a foreign security has occurred after the close of trading in the foreign market(s) in which a Portfolio invests but before the close of regular trading on the NYSE, the Trust may use fair value methods to reflect those changes. In addition, the Trust may use fair value methods to value securities in other situations, for example, when a particular foreign market is closed but the Trust is open. This policy is intended to assure that a Portfolio's net asset value fairly reflects securities' values as of the time of pricing.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. In addition, there may be occasions when a different pricing provider or methodology is used. The Manager and Advisers will continuously monitor the performance of these services.


TAXATION

Each Portfolio is treated for federal income tax purposes as a separate entity. The Trust intends that each Portfolio will elect to be and will qualify each year to be treated as a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

If a Portfolio failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed as an ordinary corporation on its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) each insurance company separate account invested in the Portfolio would fail to satisfy the diversification requirements described below, with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for regulated investment company treatment.

As a regulated investment company, each Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A Portfolio investing in foreign securities or currencies may be subject to foreign taxes that could reduce the investment performance of such Portfolio.

Because the Trust is used to fund Contracts, each Portfolio must meet the diversification requirements imposed by Subchapter L of the Code or these Contracts will fail to qualify as life insurance policies or annuity contracts. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. Furthermore, the Code provides that each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30 day period after the end of each quarter in which to cure any non-compliance.

Each Portfolio may invest in the stock of PFICs if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax), even if the QEF does not distribute those earnings and gain to the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

Each Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, a Portfolio also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Portfolio for prior taxable years under the election. A Portfolio's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts a Portfolio derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

A Portfolio may invest in certain futures and listed nonequity options (such as those on a stock index) -- and certain foreign currency options and forward contracts with respect to which it makes a particular election -- that will be "Section 1256 contracts." Any Section 1256 contracts a Portfolio holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a Portfolio recognizes, without in either case increasing the cash available to the Portfolio. A Portfolio may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the Portfolio in accordance with the regulations, at least one (but not all) of the positions of which are Section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time a Portfolio accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, a Portfolio would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Portfolio shares.

Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by a Portfolio may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the Portfolios, which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (i.e., a straddle of which at least one, but not all, positions are section 1256 contracts).

When a covered call option written (sold) by a Portfolio expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, the Portfolio will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the underlying security's basis.

If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a Portfolio or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to a Portfolio's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

A Portfolio that acquires zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-indexed securities ("TIIS"), on which principal is adjusted based on changes in the Consumer Price Index, must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the Portfolio receives no corresponding payment on them during the year. Similarly, a Portfolio that invests in payment-in-kind ("PIK") securities must include in its gross income securities it receives as "interest" on those securities. Each Portfolio has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Portfolio might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.


PORTFOLIO PERFORMANCE

Returns and yields do not reflect insurance company charges and fees applicable to the Contracts.


EQ/MONEY MARKET PORTFOLIO YIELD

The EQ/Money Market Portfolio calculates yield information for seven-day periods and may illustrate that information in advertisements or sales materials. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the EQ/Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the EQ/Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +
1)365/7]-1.

EQ/Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the EQ/Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the EQ/Money Market Portfolio will fluctuate and not remain constant.

The EQ/Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return of fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the EQ/Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The EQ/Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.


COMPUTATION OF TOTAL RETURN

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n

where "T" equals average annual total return; where "ERV," the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where "P" equals a hypothetical initial investment of $1,000; and where "n" equals the number of years.

Each Portfolio's total return will vary from time to time depending upon market conditions, the composition of each Portfolio's investment portfolio and operating expenses of the Trust allocated to each Portfolio. Total return should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These total return figures do not reflect insurance company expenses and fees applicable to the Contracts. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.


NON-STANDARD PERFORMANCE

In addition to the performance information described above, each Portfolio may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.


YIELD CALCULATION

Yields for a Portfolio (other than the EQ/Money Market Portfolio) are computed by dividing a Portfolio's interest and income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Portfolio's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond Portfolios. Dividends from equity securities are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Portfolio's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and then are converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by a Portfolio with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.

Income calculated for the purposes of calculating a Portfolio's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to an investor's account, or the income reported in the Portfolio's financial statements.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, a Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the Portfolio securities of respective investment companies they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing a Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur.


CODE OF ETHICS

The Portfolios, the Manager and the Distributors each have adopted a code of ethics pursuant to rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Portfolio but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each Adviser also has adopted a code of ethics under rule 17j-1. The Trust's Board of Trustees reviews the administration of the codes of ethics at least annually and receives certification from each Adviser regarding compliance with the codes of ethics annually.


OTHER INFORMATION

DELAWARE STATUTORY TRUST. The Trust is an entity of the type commonly known as a Delaware statutory trust. Although Delaware law statutorily limits the potential liabilities of a Delaware statutory trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of a Portfolio could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or a Portfolio. However, the trust instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Portfolios) and requires that notice of such disclaimer be given in each written obligation made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a series, the trustees or any of them in connection with the Trust. The trust instrument provides for indemnification from a Portfolio's property for all losses and expenses of any Portfolio shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Portfolio itself would be unable to meet its obligations, a possibility that Equitable believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of a Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Trustees intend to conduct the operations of the Portfolios in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolios.

CLASSES OF SHARES. Each portfolio consists of Class IA shares and Class IB shares. A share of each class of a portfolio represents an identical interest in that portfolio's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Portfolios will affect the performance of those classes. Each share of a portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that portfolio. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class IA and Class IB shares will differ.

VOTING RIGHTS. Shareholders of each portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Portfolios as a group may elect all of the Trustees of the Trust. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

SHAREHOLDER MEETINGS. The Trust does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a Trustee at the written request of holders of 10% of the outstanding shares of the Trust.

CLASS-SPECIFIC EXPENSES. Each portfolio may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable.


OTHER SERVICES


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP ("PWC"), 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountants. PWC is responsible for auditing the annual financial statements of the Trust.

CUSTODIAN

JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245 serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the custody agreement between the Trust and JPMorgan Chase Bank, JPMorgan Chase Bank maintains cash, securities and other assets of the Portfolios. JPMorgan Chase Bank is also required, upon the order of the Trust, to deliver securities held by JPMorgan Chase Bank, and to make payments for securities purchased by the Trust. JPMorgan Chase Bank has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. Equitable receives no compensation for providing such services for the Trust.


COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1221, serves as counsel to the Trust.

Sullivan & Worcester, LLP, 1666 K Street, N.W., Suite 700, Washington, D.C. 20006, serves as counsel to the Independent Trustees of the Trust.


FINANCIAL STATEMENTS

The audited financial statements for the period ended December 31, 2002, including the financial highlights, appearing in the Trust's Annual Report to Shareholders, filed electronically with the SEC, are incorporated by reference and made a part of this document.

                                  APPENDIX A

                               EQ ADVISORS TRUST
                         INVESTMENT STRATEGIES SUMMARY

                                                 BORROWINGS     BORROWINGS
                                ASSET-BACKED   (EMERGENCIES,   (LEVERAGING   CONVERTIBLE
PORTFOLIO                        SECURITIES     REDEMPTIONS)    PURPOSES)     SECURITIES   FLOATERS(A)
------------------------------ -------------- --------------- ------------- ------------- -------------
EQ/Aggressive Stock ..........       Y              Y              N             Y             Y
EQ/Alliance Common
 Stock .......................       Y              Y              N             Y             Y
EQ/Alliance Growth and
 Income ......................       Y              Y              N             Y             Y
EQ/Alliance Intermediate
 Government Securities........       Y              Y              N             Y             Y
EQ/Alliance International            Y              Y              N             Y             Y
EQ/Alliance Premier
 Growth ......................       N          Y-5.0%             N         Y-20.0%           N
EQ/Alliance Quality
 Bond ........................       Y              Y              N             Y             Y
EQ/Alliance Small Cap
 Growth ......................       Y              Y              N             Y             Y
EQ/Alliance Technology .......       Y         Y-33.3%             N             Y             Y
EQ/Balanced ..................       Y              Y              N             Y             Y
EQ/Bernstein Diversified
 Value .......................       N         Y-10.0%         Y-33.3%           Y             Y
EQ/Calvert Socially
 Responsible .................       Y         Y-33.3%             N             Y             Y
EQ/Capital Guardian
 International ...............       N          Y-5.0%             N             Y             N
EQ/Capital Guardian
 Research ....................       N          Y-5.0%             N             Y             N
EQ/Capital Guardian
 U.S. Equity .................       N          Y-5.0%             N             Y             N
EQ/Emerging Markets
 Equity ......................       Y         Y-33.3%             N             Y             Y
EQ/Equity 500 Index ..........       N              Y              N             Y             Y
EQ/Evergreen Omega ...........       N         Y-33.3%             N             Y             N
EQ/FI Mid Cap ................       N         Y-33.3%             N             Y             Y
EQ/FI Small/Mid Cap
 Value .......................       N         Y-33.3%             N             Y             Y
EQ/High Yield ................       Y              Y              N             Y             Y



                                                                                      FOREIGN    FOREIGN
                                                                         FOREIGN     CURRENCY    CURRENCY    OPTIONS
                                  INVERSE       BRADY     DEPOSITARY     CURRENCY     FORWARD    FUTURES    (EXCHANGE
PORTFOLIO                       FLOATERS(A)   BONDS(B)   RECEIPTS(B)   SPOT TRANS.    TRANS.    TRANS.(A)    TRADED)
------------------------------ ------------- ---------- ------------- ------------- ---------- ----------- ----------
EQ/Aggressive Stock ..........       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Common
 Stock .......................       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Growth and
 Income ......................       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Intermediate
 Government Securities........       Y           Y           N             Y            N          N           Y
EQ/Alliance International            Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Premier
 Growth ......................       N           N           Y             Y            Y          Y           Y
EQ/Alliance Quality
 Bond ........................       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Small Cap
 Growth ......................       Y           Y           Y             Y            Y          Y           Y
EQ/Alliance Technology .......       Y           Y           Y             Y            Y          Y           Y
EQ/Balanced ..................       Y           Y           Y             Y            Y          Y           Y
EQ/Bernstein Diversified
 Value .......................       N           N       Y-10.0%           Y            N          N           N
EQ/Calvert Socially
 Responsible .................       Y           Y           Y             Y            Y          Y           Y
EQ/Capital Guardian
 International ...............       N           N           Y             Y            Y          Y           Y
EQ/Capital Guardian
 Research ....................       N           N           Y             Y            N          N           Y
EQ/Capital Guardian
 U.S. Equity .................       N           N           Y             Y            N          N           Y
EQ/Emerging Markets
 Equity ......................       Y           Y           Y             Y            Y          Y           Y
EQ/Equity 500 Index ..........       Y           N           N             N            N          N           Y
EQ/Evergreen Omega ...........       N           N           Y             Y            N          N           Y
EQ/FI Mid Cap ................       N           Y           Y             Y            Y          Y           Y
EQ/FI Small/Mid Cap
 Value .......................       N           Y           Y             Y            Y          Y           Y
EQ/High Yield ................       Y           Y           Y             Y            Y          Y           Y

                                                BORROWINGS      BORROWINGS
                              ASSET-BACKED    (EMERGENCIES,    (LEVERAGING   CONVERTIBLE
PORTFOLIO                      SECURITIES      REDEMPTIONS)     PURPOSES)     SECURITIES   FLOATERS(A)
---------------------------- -------------- ----------------- ------------- ------------- -------------
EQ/International Equity
 Index Portfolio ...........       Y           Y-33.3%              N             Y            N
EQ/Janus Large Cap
 Growth Portfolio ..........       Y           Y-25.0%              N             Y            Y
EQ/J. P. Morgan Core
 Bond ......................       Y           Y-33.3%              N             Y            N
EQ/Lazard Small Cap
 Value .....................       N          Y-15.0%(E)            N             Y            Y
EQ/Marsico Focus
 Portfolio .................  Y-5.0%          Y-33.3%               N             Y            Y
EQ/Mercury Basic Value
 Equity ....................       N          Y-33.3%               N             Y            N
EQ/MFS Emerging
 Growth Companies ..........       N          Y-33.3%               N             Y            N
EQ/MFS Investors Trust .....       N          Y-10.0%               N             Y            N
EQ/Money Market ............       Y        Y                       N             Y            Y
EQ/Putnam Growth &
 Income Value ..............       N          Y-10.0%               N             Y            N
EQ/Putnam International
 Equity ....................       N          Y-10.0%               N             Y            N
EQ/Putnam Voyager ..........       N          Y-10.0%               N             Y            N
EQ/Small Company Index             Y          Y-33.3%               N             Y            N



                                                                                    FOREIGN    FOREIGN
                                                                       FOREIGN     CURRENCY    CURRENCY    OPTIONS
                                INVERSE       BRADY     DEPOSITARY     CURRENCY     FORWARD    FUTURES    (EXCHANGE
PORTFOLIO                     FLOATERS(A)   BONDS(B)   RECEIPTS(B)   SPOT TRANS.    TRANS.    TRANS.(A)    TRADED)
---------------------------- ------------- ---------- ------------- ------------- ---------- ----------- ----------
EQ/International Equity
 Index Portfolio ...........      N            N           Y             Y            Y          Y           Y
EQ/Janus Large Cap
 Growth Portfolio ..........      Y            Y           Y             Y            Y          Y           Y
EQ/J. P. Morgan Core
 Bond ......................      N            Y           Y             Y            Y          Y           Y
EQ/Lazard Small Cap
 Value .....................      N            N           Y             N            N          N           N
EQ/Marsico Focus
 Portfolio .................  Y-5.0%           N           Y             Y            Y          Y           Y
EQ/Mercury Basic Value
 Equity ....................      N            N       Y-10.0%           Y            Y          Y           Y
EQ/MFS Emerging
 Growth Companies ..........      N            N           Y             Y            Y          Y           Y
EQ/MFS Investors Trust .....      N            N           Y             Y            Y          Y           Y
EQ/Money Market ............      Y            N           Y             N            N          N           N
EQ/Putnam Growth &
 Income Value ..............      N            N           Y             Y            Y          Y           Y
EQ/Putnam International
 Equity ....................      N            N           Y             Y            Y          Y           Y
EQ/Putnam Voyager ..........      N            N           Y             Y            Y          Y           Y
EQ/Small Company Index            N            N           N             N            N          N           Y

-------
(A) Considered a derivative security; not intended to include short-term floating rate securities that reset to par.

(B)        Considered a foreign security.

(C)        Written options must be "covered."

(D)        Certain mortgages are considered derivatives.

(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets).

                               EQ ADVISORS TRUST
                   INVESTMENT STRATEGIES SUMMARY (CONTINUED)



                                             FOREIGN CURRENCY
                              FOREIGN  -----------------------------
                              OPTIONS   (WRITTEN, CALL     FOREIGN      FORWARD         HYBRID        ILLIQUID
PORTFOLIO                      (OTC)       OPTIONS)      SECURITIES   COMMITMENTS   INSTRUMENTS(A)   SECURITIES
---------------------------- --------- ---------------- ------------ ------------- ---------------- ------------
EQ/Aggressive Stock ........     Y             Y           Y-25%           Y              Y            Y-15%
EQ/Alliance Common
 Stock .....................     Y             Y             Y             Y              Y            Y-15%
EQ/Alliance Growth and
 Income ....................     Y             Y             Y             Y              N            Y-15%
EQ/Alliance Intermediate
 Government Securities......     Y             N             N             Y              Y            Y-15%
EQ/Alliance International        Y             Y             Y             Y              Y            Y-15%
EQ/Alliance Premier
 Growth ....................     Y             Y           Y-20%           Y              N            Y-15%
EQ/Alliance Quality
 Bond ......................     Y             Y             Y             Y              Y            Y-15%
EQ/Alliance Small Cap
 Growth ....................     Y             Y           Y-20%           Y              Y            Y-15%
EQ/Alliance Technology .....     Y             Y           Y-25%           Y            Y-10%          Y-10%
EQ/Balanced ................     Y             Y           Y-20%           Y              Y            Y-15%
EQ/Bernstein Diversified
 Value .....................     N             Y           Y-10%           Y              N            Y-10%
EQ/Calvert Socially
 Responsible ...............     Y             Y           Y-10%           Y            Y-5%           Y-15%
EQ/Capital Guardian
 International .............     Y             Y             Y             Y            Y-10%          Y-15%
EQ/Capital Guardian
 Research ..................     N             N           Y-15%           Y            Y-10%          Y-15%
EQ/Capital Guardian
 U.S. Equity ...............     N             N             Y             Y            Y-10%          Y-15%
EQ/Emerging Markets
 Equity ....................     Y             Y             Y             Y              Y            Y-15%
EQ/Equity 500 Index ........     N             N             N             Y              Y            Y-15%
EQ/Evergreen Omega .........     Y             Y           Y-25%           Y              N            Y-15%
EQ/FI Mid Cap ..............     Y             Y             Y             Y              Y            Y-15%
EQ/FI Small/Mid Cap
 Value .....................     Y             Y             Y             Y              Y            Y-15%
EQ/High Yield ..............     Y             Y             Y             Y              Y            Y-15%
EQ/International Equity
 Index .....................     Y             Y             Y             Y              N            Y-15%



                              INVESTMENT   NON-INV.
                                 GRADE      GRADE                                                           SECURITY   SECURITY
                                 FIXED      FIXED         LOAN         MORTGAGE      DIRECT     MUNICIPAL    FUTURES    OPTIONS
PORTFOLIO                       INCOME      INCOME   PARTICIPATIONS   RELATED(D)   MORTGAGES   SECURITIES   TRANS.(A)  TRANS.(C)
---------------------------- ------------ --------- ---------------- ------------ ----------- ------------ ---------- ----------
EQ/Aggressive Stock ........       Y          N             Y              Y           N            N           Y          Y
EQ/Alliance Common
 Stock .....................       Y          Y             Y              Y           N            N           Y          Y
EQ/Alliance Growth and
 Income ....................       Y        Y-30%           Y              Y           N            N           Y          Y
EQ/Alliance Intermediate
 Government Securities......       Y          N             Y              Y           N            N           Y          Y
EQ/Alliance International          Y          N             Y              Y           N            N           Y          Y
EQ/Alliance Premier
 Growth ....................       Y          N             N              N           N            N           Y          Y
EQ/Alliance Quality
 Bond ......................       Y          N             Y              Y           Y            N           Y          Y
EQ/Alliance Small Cap
 Growth ....................       Y          N             Y              Y           N            N           Y          Y
EQ/Alliance Technology .....       Y          N             N              Y           N            N           Y          Y
EQ/Balanced ................       Y          Y             Y              Y           N            N           Y          Y
EQ/Bernstein Diversified
 Value .....................       Y          N             Y              Y           N            N           N          N
EQ/Calvert Socially
 Responsible ...............       Y        Y-20%           N              N           N            Y           Y          Y
EQ/Capital Guardian
 International .............       Y          N             N              N           N            N           Y          Y
EQ/Capital Guardian
 Research ..................       Y          N             N              N           N            N           Y          Y
EQ/Capital Guardian
 U.S. Equity ...............       Y          N             N              N           N            N           Y          Y
EQ/Emerging Markets
 Equity ....................       Y          Y             Y              Y           N            Y           Y          Y
EQ/Equity 500 Index ........       Y          N             Y              N           N            N           Y          N
EQ/Evergreen Omega .........       Y          N             N              N           N            N           Y          Y
EQ/FI Mid Cap ..............       Y          Y             N              Y           N            Y           Y          Y
EQ/FI Small/Mid Cap
 Value .....................       Y          Y             N              Y           N            Y           Y          Y
EQ/High Yield ..............       Y          Y             Y              Y           N            N           Y          Y
EQ/International Equity
 Index .....................       Y          N             N              Y           N            N           Y          Y

                                             FOREIGN CURRENCY
                                       -----------------------------
                              FOREIGN
                              OPTIONS   (WRITTEN, CALL     FOREIGN      FORWARD         HYBRID        ILLIQUID
PORTFOLIO                      (OTC)       OPTIONS)      SECURITIES   COMMITMENTS   INSTRUMENTS(A)   SECURITIES
---------------------------- --------- ---------------- ------------ ------------- ---------------- ------------
EQ/Janus Large Cap
 Growth Portfolio ..........     Y             Y             Y             Y               Y           Y-15%
EQ/J. P. Morgan Core
 Bond ......................     Y             Y           Y-25%           Y               N           Y-15%
EQ/Lazard Small Cap
 Value .....................     N             N             Y             Y               N           Y-10%
EQ/Marsico Focus
 Portfolio .................     Y             Y           Y-25%           Y               Y           Y-15%
EQ/Mercury Basic Value
 Equity ....................     N             Y             Y             Y               N           Y-15%
EQ/MFS Emerging
 Growth Companies ..........     Y             Y           Y-20%           Y               N           Y-15%
EQ/MFS Investors Trust .....     N             N           Y-20%           Y               N           Y-15%
EQ/Money Market ............     N             N           Y-20%           Y               N           Y-10%
EQ/Putnam Growth &
 Income Value ..............     Y             Y           Y-20%           Y               Y           Y-15%
EQ/Putnam International
 Equity ....................     Y             Y             Y             Y               Y           Y-15%
EQ/Putnam Voyager ..........     Y             Y             Y             Y               Y           Y-15%
EQ/Small Company
 Index .....................     N             N             N             Y               N           Y-15%



                              INVESTMENT  NON-INV.
                                GRADE       GRADE                                                           SECURITY   SECURITY
                                FIXED       FIXED         LOAN         MORTGAGE      DIRECT     MUNICIPAL    FUTURES    OPTIONS
PORTFOLIO                       INCOME     INCOME    PARTICIPATIONS   RELATED(D)   MORTGAGES   SECURITIES   TRANS.(A)  TRANS.(C)
---------------------------- ----------- ---------- ---------------- ------------ ----------- ------------ ---------- ----------
EQ/Janus Large Cap
 Growth Portfolio ..........      Y          Y              Y              Y           N            Y           Y          Y
EQ/J. P. Morgan Core
 Bond ......................      Y          N              Y              Y           Y            Y           Y          Y
EQ/Lazard Small Cap
 Value .....................      Y          N              Y              Y           N            N           N          N
EQ/Marsico Focus
 Portfolio .................      Y        Y-5%             N              Y           N            N           Y          Y
EQ/Mercury Basic Value
 Equity ....................      Y          N              N              N           N            N           Y          Y
EQ/MFS Emerging
 Growth Companies ..........      Y        Y-5%             N              N           N            N           Y          Y
EQ/MFS Investors Trust .....      Y          Y              N              N           N            N           Y          Y
EQ/Money Market ............      Y          N              N              Y           N            N           N          N
EQ/Putnam Growth &
 Income Value ..............      Y          Y              N              N           N            N           Y          Y
EQ/Putnam International
 Equity ....................      Y          Y              N              N           N            N           Y          Y
EQ/Putnam Voyager ..........      Y          Y              N              N           N            N           Y          Y
EQ/Small Company
 Index .....................      Y          N              N              Y           N            N           Y          Y

-------
(A) Considered a derivative security; not intended to include short-term floating rate securities that reset to par.

(B)        Considered a foreign security.

(C)        Written options must be "covered."

(D)        Certain mortgages are considered derivatives.

(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets)

                               EQ ADVISORS TRUST
                   INVESTMENT STRATEGIES SUMMARY (CONCLUDED)



                                  PASSIVE    PAYMENT   REAL ESTATE                  REVERSE
                                  FOREIGN    IN-KIND    INVESTMENT   REPURCHASE   REPURCHASE   SECURITIES
PORTFOLIO                       INV. COMP.    BONDS       TRUSTS     AGREEMENTS   AGREEMENTS     LENDING
------------------------------ ------------ --------- ------------- ------------ ------------ ------------
EQ/Aggressive Stock ..........       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Common
 Stock .......................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Growth and
 Income ......................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Intermediate
 Government Securities........       Y          Y           Y             Y            N           Y
EQ/Alliance International            Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Premier
 Growth ......................       N          N           Y             Y            N       Y-25.0%
EQ/Alliance Quality
 Bond ........................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Small Cap
 Growth ......................       Y          Y           Y             Y            N       Y-50.0%
EQ/Alliance Technology .......       N          Y           Y             Y            Y       Y-33.3%
EQ/Balanced ..................       Y          Y           Y             Y            N       Y-50.0%
EQ/Bernstein Diversified
 Value .......................       N          N           Y             Y            Y       Y-10.0%
EQ/Calvert Socially
 Responsible .................       N          N           Y             Y            Y       Y-33.3%
EQ/Capital Guardian
 International ...............       Y          N           Y             Y            N       Y-33.3%
EQ/Capital Guardian
 Research ....................       Y          N           Y             Y            N       Y-33.3%
EQ/Capital Guardian
 U.S. Equity .................       Y          N           Y             Y            N       Y-33.3%
EQ/Emerging Markets
 Equity ......................       Y          Y           Y             Y            Y       Y-33.3%
EQ/Equity 500 Index ..........       Y          Y           Y             N            N       Y-50.0%
EQ/Evergreen Omega ...........       N          N           N             Y            Y       Y-33.3%
EQ/FI Mid Cap ................       Y          N           Y             Y            N       Y-33.3%
EQ/FI Small/Mid Cap
 Value .......................       Y          N           Y             Y            N       Y-33.3%
EQ/High Yield ................       Y          Y           Y             Y            N           Y
EQ/International Equity
 Index .......................       N          N           Y             Y            Y       Y-30.0%



                                SHORT SALES      SMALL                                                       ZERO
                                  AGAINST-      COMPANY    STRUCTURED      SWAP     U.S. GOV'T              COUPON
PORTFOLIO                         THE-BOX     SECURITIES    NOTES(A)    TRANS.(A)   SECURITIES   WARRANTS   BONDS
------------------------------ ------------- ------------ ------------ ----------- ------------ ---------- -------
EQ/Aggressive Stock ..........       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Common
 Stock .......................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Growth and
 Income ......................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Intermediate
 Government Securities........       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance International            Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Premier
 Growth ......................       Y             N            N           N            Y           Y        N
EQ/Alliance Quality
 Bond ........................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Small Cap
 Growth ......................       Y             Y            Y           Y            Y           Y        Y
EQ/Alliance Technology .......       N             Y            Y           Y            Y           Y        Y
EQ/Balanced ..................       Y             Y            Y           Y            Y           Y        Y
EQ/Bernstein Diversified
 Value .......................       Y             N            N           N            Y           Y        N
EQ/Calvert Socially
 Responsible .................       Y             Y            Y           Y            Y           Y        Y
EQ/Capital Guardian
 International ...............       N             Y            N           N            Y           Y        N
EQ/Capital Guardian
 Research ....................       N             Y            N           N            Y           Y        N
EQ/Capital Guardian
 U.S. Equity .................       N             Y            N           N            Y           Y        N
EQ/Emerging Markets
 Equity ......................       Y             Y            Y           Y            Y           Y        Y
EQ/Equity 500 Index ..........       Y             Y            Y           Y            Y           Y        Y
EQ/Evergreen Omega ...........       Y             Y            N           N            Y           Y        N
EQ/FI Mid Cap ................       Y             Y            N           N            Y           Y        Y
EQ/FI Small/Mid Cap
 Value .......................       Y             Y            N           N            Y           Y        Y
EQ/High Yield ................       Y             Y            Y           Y            Y           Y        Y
EQ/International Equity
 Index .......................       Y             Y            N           Y            Y           Y        N

                                PASSIVE    PAYMENT   REAL ESTATE                  REVERSE
                                FOREIGN    IN-KIND    INVESTMENT   REPURCHASE   REPURCHASE   SECURITIES
PORTFOLIO                     INV. COMP.    BONDS       TRUSTS     AGREEMENTS   AGREEMENTS     LENDING
---------------------------- ------------ --------- ------------- ------------ ------------ ------------
EQ/Janus Large Cap
 Growth Portfolio ..........       N       Y-10%          Y             Y            Y       Y-25.0%
EQ/J.P. Morgan Core
 Bond ......................       N         Y            Y             Y            Y       Y-33.3%
EQ/Lazard Small Cap
 Value .....................       N         N            Y             Y            N       Y-10.0%
EQ/Marsico Focus
 Portfolio .................       Y        Y-5%          Y             Y            Y       Y-25.0%
EQ/Mercury Basic Value
 Equity ....................       N         N            N             Y            N       Y-20.0%
EQ/MFS Emerging
 Growth Companies ..........       N         Y            Y             Y            N       Y-30.0%
EQ/MFS Investors Trust .....       N         N            Y             Y            N       Y-25.0%
EQ/Money Market ............       Y         Y            Y             Y            N       Y-50.0%
EQ/Putnam Growth &
 Income Value ..............       N         Y            Y             Y            N       Y-25.0%
EQ/Putnam International
 Equity ....................       Y         N            Y             Y            N       Y-25.0%
EQ/Putnam Voyager ..........       N         N            Y             Y            N       Y-25.0%
EQ/Small Company
 Index .....................       N         N            Y             Y            Y       Y-30.0%



                              SHORT SALES      SMALL                                                       ZERO
                                AGAINST-      COMPANY    STRUCTURED      SWAP     U.S. GOV'T              COUPON
PORTFOLIO                       THE-BOX     SECURITIES    NOTES(A)    TRANS.(A)   SECURITIES   WARRANTS   BONDS
---------------------------- ------------- ------------ ------------ ----------- ------------ ---------- -------
EQ/Janus Large Cap
 Growth Portfolio ..........       Y             Y            Y           Y            Y           Y      Y-10%
EQ/J.P. Morgan Core
 Bond ......................       Y             Y            Y           Y            Y           Y        Y
EQ/Lazard Small Cap
 Value .....................       Y             Y            N           N            Y           Y        N
EQ/Marsico Focus
 Portfolio .................       Y             Y            Y           Y            Y           Y      Y-5%
EQ/Mercury Basic Value
 Equity ....................       Y             Y            N           N            Y           Y        N
EQ/MFS Emerging
 Growth Companies ..........       Y             Y            N           N            Y           Y        Y
EQ/MFS Investors Trust .....       Y             N            N           N            Y           Y        Y
EQ/Money Market ............       Y             Y            Y           N            Y           N        Y
EQ/Putnam Growth &
 Income Value ..............       Y             Y            Y           Y            Y           Y        Y
EQ/Putnam International
 Equity ....................       Y             Y            Y           Y            Y           Y        N
EQ/Putnam Voyager ..........       Y             Y            N           Y            Y           Y        N
EQ/Small Company
 Index .....................       Y             Y            N           N            Y           Y        N

-------
(A) Considered a derivative security; not intended to include short-term floating rate securities that reset to par.

(B)        Considered a foreign security.

(C)        Written options must be "covered."

(D)        Certain mortgages are considered derivatives.

(E) May not exceed 15% for temporary or emergency purposes, including to meet redemptions (otherwise such borrowings may not exceed 5% of total assets)

                                  APPENDIX B


DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's. Commercial paper rated A-1 by Standard & Poor's has the following characteristics:

     o    liquidity ratios are adequate to meet cash requirements;

     o    long-term senior debt is rated "A" or better;

     o the issuer has access to at least two additional channels of borrowing;

     o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

     o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

     o    the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by Standard & Poor's to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:


     o    evaluation of the management of the issuer;

     o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

     o evaluation of the issuer's products in relation to competition and customer acceptance;

     o    liquidity;

     o    amount and quality of long-term debt;

     o    trend of earnings over a period of ten years;

     o financial strength of parent company and the relationships which exist with the issuer; and

     o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

Standard & Poor's ratings are as follows:

     o Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

     o The rating C1 is reserved for income bonds on which no interest is being paid.

     o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

     o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.

     o Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking and the modifier "3" indicates that the issue ranks in the lower end of its rating category.